   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999

                           REGISTRATION NO. 333-5529
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           -------------------------
                                    FORM N-4
                           -------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                        PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 4                      [X]

            REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940          [ ]
                        PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 4

                           -------------------------
              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                           (EXACT NAME OF REGISTRANT)

                             ---------------------

                         AMERITAS LIFE INSURANCE CORP.
                                   DEPOSITOR
                                5900 "O" STREET
                            LINCOLN, NEBRASKA 68510

                             ---------------------


                               DONALD R. STADING


                        SENIOR VICE PRESIDENT, SECRETARY

                         AND CORPORATE GENERAL COUNSEL
                         AMERITAS LIFE INSURANCE CORP.
                                5900 "O" STREET
                            LINCOLN, NEBRASKA 68510

     Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:
     [ ]  immediate upon filing pursuant to paragraph b

     [X]  on May 1, 1999 pursuant to paragraph a of Rule 485

     [ ]  on                pursuant to paragraph b of Rule 485

If appropriate, check the following box:
     [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST

     Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

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                                      NLVA
                 CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4


 PART A
FORM N-4                      ITEM                                 HEADING IN PROSPECTUS
--------                      ----                                 ---------------------
Item 1.    Cover Page................................  Cover Page
Item 2.    Definitions...............................  Definitions
Item 3.    Synopsis or Highlights....................  Fee Table; Highlights
Item 4.    Condensed Financial Information...........  Condensed Financial Information; Performance
                                                       Data
Item 5.    General Description of Registrant,
           Depositor, and Portfolio Companies
           a) Depositor..............................  Ameritas Life Insurance Corp.
           b) Registrant.............................  The Separate Account
           c) Portfolio Company......................  The Funds
           d) Prospectus.............................  The Funds
           e) Voting.................................  Voting Rights
           f) Administrator..........................  N/A
Item 6.    Deductions and Expenses
           a) Deductions.............................  Fee Table; Highlights; Charges and Deductions
           b) Sales load.............................  N/A
           c) Special purchase plans.................  N/A
           d) Commissions............................  Distribution of the Policies
           e) Portfolio company deductions and
              expenses...............................  The Funds; Fund Management Fees Expenses
           f) Registrant's Operating Expenses........  N/A
Item 7.    General Description of Variable Annuity
           Contracts
           a) Rights.................................  Highlights; Policy Features, Annuity Period;
                                                       General Provisions; Voting Rights
           b) Provisions and limitations.............  Highlights; Allocation of Premium; Transfers
                                                       Among the Portfolios and the Fixed Account;
                                                       Systematic Programs
           c) Changes in contracts or operations.....  Addition, Deletion, or Substitution of
                                                       Investments; Policy Features; Voting Rights
           d) Contractowner inquiries................  Cover Page
Item 8.    Annuity Period
           a) Level of benefits......................  Highlights; Allocation of Premium; Annuity
                                                       Income Options
           b) Annuity commencement date..............  Annuity Date
           c) Annuity payments.......................  Highlights; Annuity Income Options
           d) Assumed investment return..............  Annuity Income Options
           e) Minimums...............................  Annuity Income Options
           f) Rights to change options or transfer
              investment base........................  Annuity Income Options
Item 9.    Death Benefit
           a) Death benefit calculation..............  Highlights; Death of Annuitant; Death of
                                                       Owner; Annuity Income Options
           b) Forms of benefits......................  Highlights; Death of Annuitant; Death of
                                                       Owner; Annuity Income Options

 PART A
FORM N-4                      ITEM                                 HEADING IN PROSPECTUS
--------                      ----                                 ---------------------
Item 10.   Purchases and Contract Values
           a) Procedures for purchases...............  Cover Page; Highlights; Policy Purchase and
                                                       Premium Payment; Accumulation Value
           b) Accumulation unit value................  Accumulation Value
           c) Calculation of accumulation unit
              value..................................  Accumulation Value; Policy Purchase and
                                                       Premium Payment
           d) Principal underwriter..................  Distribution of the Policies
Item 11.   Redemptions
           a) Redemption procedures..................  Highlights; Withdrawals and Surrenders
           b) Texas Optional Retirement Program......  N/A
           c) Delay..................................  Withdrawals and Surrenders; Deferment of
                                                       Payment
           d) Lapse..................................  N/A
           e) Revocation rights......................  Highlights; Free Look Privilege
Item 12.   Taxes
           a) Tax consequences.......................  Tax Charges; Federal Tax Matters
           b) Qualified plans........................  Federal Tax Matters
           c) Impact of taxes........................  Tax Charges
Item 13.   Legal Proceedings.........................  Legal Proceedings
Item 14.   Table of Contents of Statement of           Table of Contents of Statement of Additional
           Additional Information....................  Information
 PART B
FORM N-4                      ITEM                     HEADING IN STATEMENT OF ADDITIONAL INFORMATION
--------                      ----                     ----------------------------------------------
Item 15.   Cover page................................  Cover page
Item 16.   Table of Contents.........................  Table of Contents
Item 17.   General Information and History...........  General Information and History
Item 18.   Services
           a) Fees, expenses and costs paid by other
              than depositor or registrant...........  N/A
           b) Management-related services............  N/A
           c) Custodian and independent public
              accountant.............................  Safekeeping of Separate Account Assets;
                                                       Experts
           d) Other custodianship....................  N/A
           e) Administrative servicing agent.........  N/A
           f) Depositor as principal underwriter.....  N/A
Item 19.   Purchase of Securities Being Offered
           a) Manner of Offering.....................  N/A
           b) Sales load.............................  N/A
Item 20.   Underwriters
           a) Depositor or affiliate as principal
              underwriter............................  Distribution of the Policy
           b) Continuous offering....................  Distribution of the Policy
           c) Underwriting commissions...............  Distribution of the Policy
           d) Payments of underwriter................  N/A
Item 21.   Calculation of Performance Data...........  Calculation of Performance Data
Item 22.   Annuity Payments..........................  N/A
Item 23.   Financial Statements
           a) Registrant.............................  Financial Statements
           b) Depositor..............................  Financial Statements

PROSPECTUS

                                                                          [LOGO]
AMERITAS NO LOAD                                                 5900 "O" Street

VARIABLE ANNUITY: A FLEXIBLE                    P.O. Box 81889/Lincoln, NE 68501

PREMIUM VARIABLE ANNUITY
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This Prospectus describes a no sales load/no surrender charge flexible premium variable annuity policy contract ("Policy") offered by Ameritas Life Insurance Corp. ("Ameritas"). The Policy is a deferred annuity; it provides a vehicle for investing on a tax-deferred basis for retirement savings or other long-term purposes.


You may purchase a Policy for $2,000 or more. Minimum additional subsequent premiums may be $250 or more; smaller amounts may be accepted by automatic bank draft or at the discretion of Ameritas.


You may direct that premiums accumulate on a variable basis in one or more of the ten Subaccounts of the Ameritas Life Insurance Corp. Separate Account LLVA ("Separate Account LLVA") or on a fixed basis in the Fixed Account, or on a combination variable and fixed basis. Separate Account LLVA uses its assets to purchase shares in one or more of the following mutual fund portfolios:



BERGER INSTITUTIONAL PRODUCTS TRUST ("BERGER IPT")


  100 Fund


  Small Company Growth


NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER & BERMAN AMT")


  Liquid Asset


  Limited Maturity Bond


  Growth


  Partners


  Balanced


STRONG VARIABLE INSURANCE FUNDS, INC. ("STRONG VIF"*)


  International Stock Fund II


  Growth Fund II



STRONG OPPORTUNITY FUND II, INC.*



* Strong VIF and Strong Opportunity Fund II, Inc. are referred to collectively as "Strong Funds(R)"



RYDEX VARIABLE TRUST ("RYDEX")


  Nova Fund


  Ursa Fund


  OTC Fund


  Precious Metals Fund


  U.S. Government Bond Fund


  Juno Fund



You bear all the investment risk for monies placed in Separate Account LLVA before the Annuity Date. Results for the Portfolios are not guaranteed.



This prospectus contains information you should know before investing. A Statement of Additional Information, which has the same date as this prospectus, has been filed with the Securities and Exchange Commission; it is incorporated herein by reference and is available free by writing Ameritas at the address above or by calling Us at 1-800-255-9678. (Use this address and phone number for any inquiry you have about the Policy.) The table of contents of the Statement of Additional Information appears at the end of this prospectus.



Prospectuses for the mutual fund Portfolios identified above accompany this prospectus.



Read the prospectuses carefully and keep them for future reference.



These securities are not deposits with, or obligations of, or guaranteed or endorsed by, any financial institution; nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. These securities involve investment risk, including the possible loss of principal.


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                  MAY 1, 1999


                                                                       NLVA    1

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                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
DEFINITIONS.................................................      3
HIGHLIGHTS..................................................      5
FEE TABLE...................................................      6
CONDENSED FINANCIAL INFORMATION.............................      9
PERFORMANCE DATA............................................     10
YEAR 2000...................................................     10
AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS................     11
  Ameritas Life Insurance Corp..............................     11
  The Separate Account......................................     11
  The Funds.................................................     12
  Addition, Deletion or Substitution of Investments.........     13
THE FIXED ACCOUNT...........................................     14
POLICY FEATURES.............................................     14
  Control of the Policy.....................................     14
  Policy Purchase and Premium Payment.......................     14
  Allocation of Premium.....................................     15
  Accumulation Value........................................     15
  Transfers Among the Portfolios and the Fixed Account......     16
  Systematic Programs.......................................     16
  Withdrawals and Surrenders................................     17
  Free Look Privilege.......................................     17
CHARGES AND DEDUCTIONS......................................     17
  Administrative Charges....................................     18
  Mortality and Expense Risk Charge.........................     18
  Tax Charges...............................................     18
  Fund Investment Advisory Fees and Expenses................     19
ANNUITY PERIOD..............................................     19
  Annuity Date..............................................     19
  Annuity Income Options....................................     19
FEDERAL TAX MATTERS.........................................     20
  Taxation of Annuities in General..........................     20
  Nonqualified Policies.....................................     20
  Qualified Policies........................................     21
GENERAL PROVISIONS..........................................     22
  Annuitant's Beneficiary...................................     22
  Death of Annuitant........................................     23
  Death of Owner............................................     23
  Deferment of Payment......................................     23
  Contestability............................................     24
  Misstatement of Age or Sex................................     24
  Reports and Records.......................................     24
DISTRIBUTION OF THE POLICIES................................     24
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     25
THIRD PARTY SERVICES........................................     25
VOTING RIGHTS...............................................     25
LEGAL PROCEEDINGS...........................................     25
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....     26


The Policy, certain provisions, and certain Portfolios are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON MAY MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON.

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2   NLVA

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                                  DEFINITIONS

ACCUMULATION UNIT. A unit used to measure the value of the Policy prior to the Annuity Date. Analogous, though not identical, to a share owned in a mutual fund account.

ACCUMULATION UNIT PRICE. The value of each Accumulation Unit is calculated each Valuation Period. Analogous, though not identical, to the share price (net asset value) of a mutual fund.

ACCUMULATION VALUE. The value of all amounts accumulated under the Policy prior to the Annuity Date. On the Issue Date, the Accumulation Value is equal to the initial premium, less any premium tax, plus any interest credited based on the Liquid Asset Portfolio value as of the Policy Date.

AMERITAS. ("We, Us, Our") Ameritas Life Insurance Corp., a stock life insurance company domiciled in Nebraska since 1887.

ANNUITANT. The person upon whose life expectancy the Policy is written. The Annuitant may also be the Owner of the Policy.


ANNUITANT'S BENEFICIARY. The person who will receive any benefits paid upon the Annuitant's death.


ANNUITY DATE. The date on which Annuity Payments begin.

ANNUITY INCOME OPTION. A method of receiving Annuity Payments.

ANNUITY PAYMENT. One of a series of payments paid to the Annuitant under an Annuity Income Option.

EFFECTIVE DATE. The Valuation Date on which premiums are applied to purchase a Policy.

FIXED ACCOUNT. A part of Ameritas' general account to which all or a portion of premiums may be allocated for accumulation at fixed rates of interest.


FUNDS. Berger IPT, Neuberger & Berman AMT, Strong Funds(R), and Rydex are the Funds available for investment as of the date of this prospectus. The Funds have one or more Portfolios; each Portfolio corresponds to one of the Subaccounts of Separate Account LLVA.


ISSUE DATE. The date all financial, contractual and administrative requirements have been met to issue the Policy. The free look period begins on this date.

NET PREMIUM. The Premium Payment less the premium tax (if imposed by the state in which the Policy is delivered).

NONQUALIFIED POLICIES. Policies that do not qualify for special federal income tax treatment.


OWNER. ("you, your") The person or entity in whose name the Policy is issued, as stated in the application, or as subsequently changed. The Owner has the privileges stated in the Policy, including the right to make allocations or change beneficiaries. If a Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.


OWNER'S DESIGNATED BENEFICIARY. The person designated by the Owner to whom Policy ownership passes upon the Owner's death.

POLICY. The no sales load/no surrender charge variable annuity contract offered by Ameritas and described in this prospectus.


POLICY DATE. The date used to determine Policy anniversary dates and Policy Years. This date is determined on the Issue Date. It is the date within two days after Ameritas received the application and initial premium. If the Policy Date would fall on the 29th, 30th or 31st of a month, the Policy Date will be set at the 28th day of that month.


POLICY YEAR -- The period from one Policy anniversary date until the next Policy anniversary date.


PORTFOLIO -- One of the separate investment Portfolios of the Funds in which Separate Account LLVA invests. Each Portfolio is a Subaccount of Separate Account LLVA. In Separate Account LLVA, Berger IPT offers two Portfolios: Berger IPT-100 Fund and Berger IPT-Small Company Growth Fund; Neuberger & Berman AMT offers five Portfolios: Liquid Asset, Limited Maturity Bond, Growth, Partners, and Balanced;


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                                                                       NLVA    3

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Strong VIF offers two Portfolios: Strong International Stock Fund II, and Strong Growth Fund II; Strong Opportunity Fund II, Inc. is also offered. Rydex offers six Portfolios: Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, and Juno Fund. In this prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.


PREMIUM PAYMENT -- An amount paid to purchase a Policy or to increase the investment in the Policy.


QUALIFIED POLICIES -- Policies owned inside certain qualified plans as defined under applicable tax laws, such as IRAs and Pension Trusts.


SATISFACTORY PROOF OF DEATH -- All of the following must be submitted: (1) A certified copy of the death certificate; (2) A Claimant Statement; (3) The Policy; and (4) Any other information that Ameritas may require to establish the validity of the claim.


SEPARATE ACCOUNT LLVA -- Ameritas Life Insurance Corp. Separate Account LLVA, an account established by Ameritas to receive and invest premiums paid under the Policy. Assets in Separate Account LLVA are segregated from the general assets of Ameritas.



SUBACCOUNT -- A subdivision of Separate Account LLVA which invests in shares of a specified Portfolio of the Funds.



VALUATION DATE -- Any day on which the New York Stock Exchange (NYSE) is open for trading.


VALUATION PERIOD -- The period between two successive Valuation Dates, commencing at the close of trading on the NYSE on one Valuation Date and ending at the close of trading on the next Valuation Date.

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 4   NLVA

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                                   HIGHLIGHTS


For an explanation of capitalized terms, refer to the "Definitions", section. Unless stated otherwise, the captions in this highlights section correspond to later sections in the prospectus which are only summarized here. Read the whole prospectus.


THE POLICY


The purpose of the Policy is to allow you, the Owner, to accumulate funds on a tax-deferred basis by investing in one or more investment Portfolios of the Funds for retirement or other purposes. The tax-deferral feature is most attractive to investors who have exhausted other avenues for tax-deferred investing.


PURCHASING A POLICY


You may purchase a Policy with a complete application and a minimum initial premium of $2,000 or more. Later premiums must be at least $250. Smaller premiums may be accepted on automatic bank draft or at the discretion of Ameritas. (See the section on Policy Purchase and Premium Payment.)


INVESTMENT CHOICES


In Separate Account LLVA, 16 Portfolios are offered. The assets of each Portfolio are held separately from the other Portfolios; each has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds. The investment performance of the Portfolios is not guaranteed. (See the section on The Funds.)



Premiums allocated to the Fixed Account are placed in the general account of Ameritas and receive a guaranteed interest rate. (See the section on The Fixed Account.)


ALLOCATION OF PREMIUM


Your Accumulation Value is initially allocated to the Liquid Asset Portfolio. At the end of the free look period, the Accumulation Value is allocated among the Portfolios or Fixed Account according to your instructions on the application. Allocations may be changed at any time with no charge.



We will only allow allocations to Rydex according to administrative rules We have set.



Where allowed, if the Owner has allocated 100% to the Fixed Account, the Accumulation Value of the Policy is allocated to the Fixed Account on the Effective Date, and no further allocation will occur.


CHARGES AND DEDUCTIONS


There are no sales loads or surrender charges. The costs in the Policy include Our mortality and expense risk ("M&E") charges; an annual policy fee to cover the cost for Us to administer the Policy; and investment advisory and other fees imposed by the Funds. State premium taxes, if any, are deducted upon receipt of premium, upon annuitization, or upon withdrawal, according to the laws of the state of jurisdiction. A $10 transfer fee may be charged for each transfer over the 15 free transfers allowed each Policy Year.


TRANSFERS AMONG PORTFOLIOS


You may transfer funds among the Portfolios up to 15 times per year free of charge. Additional transfers may be subject to a transfer charge (maximum $10 per additional transfer). Minimum transfer amount is $250, or if less, the entire value of the Portfolio from which the transfer is made. The minimum amount which can remain in a Portfolio as a result of a transfer is $100. Certain restrictions apply to transfers from the Fixed Account. We will only allow transfers with regard to Rydex according to administrative rules We have set. Systematic programs, which provide for the automatic transfer of funds, such as Portfolio Rebalancing, Dollar Cost Averaging, and Earnings Sweep may be offered. (See the section on Transfers Among Portfolios and the Fixed Account.)


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                                                                       NLVA    5

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WITHDRAWALS


You may withdraw all or part of the Accumulation Value before the earlier of the Annuity Date or the Annuitant's death. Withdrawals must be at least $250. Systematic withdrawals may be scheduled at 12 per year. Withdrawals made prior to age 59 1/2 may be subject to a 10% federal tax penalty. There is no withdrawal charge imposed by us. (See the section on Withdrawals and Surrenders.)


ANNUITY INCOME OPTIONS


Beginning on the Annuity Date, the Policy provides for lump sum payment, or for periodic annuity payments to be paid to the Annuitant, based on the Accumulation Value on that date. You may select from a number of Annuity Income Options. You also have some flexibility in choosing an Annuity Date.


DEATH BENEFIT


If the Annuitant dies before the Annuity Date, the death benefit becomes payable to the Annuitant's Beneficiary upon Satisfactory Proof of Death. Ameritas guarantees that the death benefit payable upon death of the Annuitant prior to the Annuity Date will be the greater of the Accumulation Value or the premium payments made less withdrawals. The death benefit may be paid in a lump sum or under an Annuity Income Option. (See the section on Death of Annuitant.)



If the Owner dies prior to the Annuity Date, the Owner's entire interest in the Policy must generally be distributed to the Owner's Designated Beneficiary within five years after the date of death. Under special rules, if the Owner's interest is payable to the surviving spouse of the Owner, the Policy may be continued with the surviving spouse treated as the Owner. (See the section on Death of Owner.)


FREE LOOK PERIOD


You may cancel the Policy within 10 days after you receive it (except in some states which may require a longer period). To cancel, you must return the Policy. When the Policy is received by Ameritas, you will be reimbursed all premiums paid or the premiums adjusted by investment gains or losses, whichever is more. (See the section on Free Look Privilege.)


                                   FEE TABLE

The following illustrates the expenses you will bear as Owner, excluding possible state premium taxes. For a complete discussion of expenses, see "Charges and Deductions" and the Funds' prospectuses.


OWNER TRANSACTION EXPENSES
  Sales Load Imposed........................................    None
  Surrender Charge..........................................    None
  Withdrawal Charge.........................................    None
  Transfer Fee (after 15 free transfers per Policy year)....    $10

ANNUAL POLICY FEE (maximum of $40, currently $25)...........    $25

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE
  ACCOUNT VALUE)
  Mortality and Expense Risk Fees (M&E).....................    0.75% current
                                                                0.95% guaranteed

FUND MANAGEMENT FEES


Fee information about the Funds was provided to Ameritas by the Funds. Ameritas has not independently verified such information.



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6   NLVA

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BERGER IPT ANNUAL EXPENSES(1)



                                                                                                    TOTAL
                                          INVESTMENT ADVISORY        OTHER                       (REFLECTING
PORTFOLIO                                    & MANAGEMENT           EXPENSES       TOTAL       REIMBURSEMENTS)
---------                                 -------------------       --------       -----       ---------------
100 Fund                                         .75%(1)             2.13%         2.88%            1.00%
Small Company Growth                             .90%(2)             1.29%         2.19%            1.15%


---------------

(1) 12/31/98 fiscal year end. Expenses reflect fee waiver and expense reimbursement.



NEUBERGER & BERMAN AMT ANNUAL EXPENSES(2)



                                                                                                    TOTAL
                                          INVESTMENT ADVISORY        OTHER                       (REFLECTING
PORTFOLIO                                    & MANAGEMENT           EXPENSES       TOTAL       REIMBURSEMENTS)
---------                                 -------------------       --------       -----       ---------------
Liquid Asset(3)                                  .65%                 .49%         1.14%            1.00%
Limited Maturity                                 .65%                 .11%          .76%             .76%
Growth                                           .83%                 .09%          .92%             .92%
Partners                                         .78%                 .06%          .84%             .84%
Balanced                                         .85%                 .18%         1.03%            1.03%


---------------

(2) 12/31/98 fiscal year end.



(3) Expenses reflect expense reimbursement.



STRONG FUNDS ANNUAL EXPENSES(4)



                                                           INVESTMENT ADVISORY        OTHER
PORTFOLIO                                                     & MANAGEMENT           EXPENSES       TOTAL
---------                                                  -------------------       --------       -----
Growth Fund II                                                    1.00%                .20%         1.20%
International Stock Fund II                                       1.00%                .62%         1.62%
Opportunity Fund II                                               1.00%                .16%         1.16%


---------------

(4) 12/31/98 fiscal year end.



RYDEX ANNUAL EXPENSES(5)



                                                                                                TOTAL
                                                  INVESTMENT ADVISORY        OTHER           (REFLECTING
PORTFOLIO                                            & MANAGEMENT           EXPENSES       REIMBURSEMENTS)
---------                                         -------------------       --------       ---------------
Nova Fund                                                                                       2.20%
Ursa Fund                                                                                       2.30%
OTC Fund                                                                                        2.20%
Precious Metals Fund                                                                            2.20%
U.S. Government Bond Fund                                                                       1.80%
Juno Fund                                                                                       2.30%


---------------

(5) 12/31/98 fiscal year end.



Berger Associates provides investment advisory services to the Berger IPT Funds available in Separate Account LLVA. Berger Associates has agreed to waive its advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of Berger IPT-100 Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT-Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets.


Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate


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                                                                       NLVA    7
of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses' includes all other expenses of the Portfolio and its corresponding Series.

Neuberger & Berman Management Inc. ("NBMI") provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. NBMI provides administrative services to each Portfolio that include furnishing similar facilities and personnel to the Portfolio. With the Portfolio's consent, NBMI is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties.

Each Portfolio bears all expenses of its operations other than those borne by NBMI as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by NBMI as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, legal and accounting fees and compensation for trustees who are not affiliated with NBMI; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.

NBMI has voluntarily undertaken to limit the above listed Portfolio's expenses by reimbursing each Portfolio for its operating expenses and its pro rata share of its corresponding Series' operating expenses, excluding the compensation of NBMI (with respect to all Portfolios but the Liquid Asset Portfolio), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

The effect of any expense limitation by NBMI is to reduce operating expenses of a Portfolio and its corresponding Series and thereby increase total return.

Strong Capital Management, Inc. is the investment advisor for the Strong Funds(R). From time to time, Strong Capital Management, Inc., may voluntarily waive all or a portion of its management fee and/or absorb certain expenses for the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's return to investors at the time such amounts were waived and/or absorbed.


EXAMPLE: The following example illustrates expenses you would incur at the end of a one, three, five or ten-year period on a hypothetical $1,000 allocation to each Portfolio assuming a 5% annual return. The example reflects expenses of Separate Account LLVA and the Portfolio, but does not reflect premium taxes which may apply. The information presented applies whether or not the Policy is
(1) surrendered; (2) annuitized; or (3) not surrendered or annuitized.



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
BERGER IPT
100 Fund                                                         $18        $57       $ 97        $211
Small Company Growth                                             $20        $61       $105        $226
NEUBERGER & BERMAN AMT
Liquid Asset                                                     $18        $57       $ 97        $211
Limited Maturity                                                 $16        $50       $ 86        $186
Growth                                                           $17        $54       $ 92        $200
Partners                                                         $17        $52       $ 90        $196
Balanced                                                         $19        $58       $ 99        $215


STRONG FUNDS(R)
Growth Fund II                                                   $20        $63       $108        $232
International Stock Fund II                                      $23        $72       $123        $263



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Opportunity II                                                   $20        $61       $105        $226


 8   NLVA

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Rydex



Nova Fund


Ursa Fund


OTC Fund


Precious Metals Fund


U.S. Government Bond Fund


Juno Fund


The examples assume an average $30,000 annuity investment. These examples should not be considered a representation of past or future expenses, performance or return. Actual expenses and/or returns may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

The financial statements for Ameritas and Separate Account LLVA (as well as auditors' reports thereon) are in the Statement of Additional Information.

ACCUMULATION UNIT VALUES


Following are the accumulation unit values for the Subaccounts as of January 22, 1997, when contracts offered by this prospectus were first sold, December 31, 1998 and 1997. The number of outstanding accumulation units in each Subaccount as of December 31, 1998 and 1997 is also shown.



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                                                  ACCUMULATION      ACCUMULATION     NUMBER OF
                                                   UNIT VALUE        UNIT VALUE     ACCUMULATION
                                                     AS OF             AS OF        UNITS AS OF
                    FUND                        JANUARY 22, 1997    DECEMBER 31     DECEMBER 31      YEAR
----------------------------------------------------------------------------------------------------------
  BERGER IPT
----------------------------------------------------------------------------------------------------------
  100 Fund                                              --             13.558          14,689        1998
                                                     10.97             11.748          12,757        1997
----------------------------------------------------------------------------------------------------------
  Small Company Growth                                  --             12.111           7,506        1998
                                                     10.38             11.979           5,387        1997
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  NEUBERGER & BERMAN AMT
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  Liquid Asset                                          --              1.078         465,363        1998
                                                      1.00              1.037         289,768        1997
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  Limited Maturity                                      --             15.437          76,589        1998
                                                     14.08             14.899          33,642        1997
----------------------------------------------------------------------------------------------------------
  Growth                                                --             34.807           4,829        1998
                                                     27.51             30.355           2,405        1997
----------------------------------------------------------------------------------------------------------
  Partners                                              --             21.182          52,142        1998
                                                     17.31             20.480          28,567        1997
----------------------------------------------------------------------------------------------------------
  Balanced                                              --             21.036          15,849        1998
                                                     16.57             18.892          11,464        1997
----------------------------------------------------------------------------------------------------------



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                                                                       NLVA    9

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                                                  ACCUMULATION      ACCUMULATION     NUMBER OF
                                                   UNIT VALUE        UNIT VALUE     ACCUMULATION
                                                     AS OF             AS OF        UNITS AS OF
                    FUND                        JANUARY 22, 1997    DECEMBER 31     DECEMBER 31      YEAR
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  STRONG FUNDS(R)
----------------------------------------------------------------------------------------------------------
  Growth Fund II                                        --             16.461          13,361        1998
                                                     10.69             12.888           1,460        1997
----------------------------------------------------------------------------------------------------------
  International Stock Fund II                           --              9.117          13,841        1998
                                                     11.52              9.646           6,593        1997
----------------------------------------------------------------------------------------------------------
  Opportunity Fund II                                   --             27.024          20,379        1998
                                                     19.62             23.979           1,876        1997
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  Opportunity Fund II                                   --             27.024          20,379        1998
                                                     19.62             23.979           1,876        1997
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  RYDEX
----------------------------------------------------------------------------------------------------------
  Nova Fund(1)                                          --                 --              --        1998
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  Ursa Fund(1)                                          --                 --              --        1998
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  OTC Fund(1)                                           --                 --              --        1998
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  Precious Metals Fund(1)                               --                 --              --        1998
----------------------------------------------------------------------------------------------------------
  U. S. Government Bond Fund(1)                         --                 --              --        1998
----------------------------------------------------------------------------------------------------------
  Juno Fund(1)                                          --                 --              --        1998
----------------------------------------------------------------------------------------------------------


-------------------------

(1) No Activity prior to 12/31/98



                                PERFORMANCE DATA


Separate Account LLVA may advertise certain information regarding the performance of the Subaccounts. Performance data may be advertised as average annual total return and/or cumulative total return. The Liquid Asset Subaccount may advertise yield and/or effective yield. The yield figures are based on historical earnings and are not intended to indicate future performance. Other Subaccounts may advertise current yield. Details on how performance measures are calculated for the Subaccounts are found in the Statement of Additional Information. Performance advertising will reflect the mortality and expense risk charge and the annual policy fee.

                                   YEAR 2000


Like other insurance companies and their separate accounts, Ameritas and the Separate Account could be adversely affected if the computer systems they rely upon do not properly process date-related information and data involving the years 2000 and after. This issue arose because both mainframe and PC-based computer hardware and software have traditionally used two digits to identify the year. For example, the year 1998 is input, stored and calculated as "98." Similarly, the year 2000 would be input, stored and calculated as "00." If computers assume this means 1900, it could cause errors in calculations, comparisons, and other computing functions.



Like all insurance companies, Ameritas makes extensive use of dates and date calculations. We began a corporate-wide Year 2000 (Y2K) project in mid-1996. Our goal is to ensure that Our computer systems continue to operate smoothly with no service disruptions before, during or after the year 2000.



As of December 31, 1998, all of Our computer application and operating systems had been updated for the year 2000. Continuous testing and monitoring throughout 1999 will help Ameritas continue to meet Our contractual and service obligations to Our customers. In addition to Our internal efforts, Ameritas is working




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closely with vendors and other business partners to confirm that they too are addressing Y2K issues on a timely basis. We believe that We are Y2K -- compliant; however, in the event We or Our service providers, vendors, financial institutions or others with which We conduct business, fail to be Y2K -- compliant, there would be a materially adverse effect on Us.


                  AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS

AMERITAS LIFE INSURANCE CORP.

Ameritas Life Insurance Corp. ("Ameritas") is a stock life insurance company domiciled in Nebraska since 1887. Ameritas and its subsidiaries are currently licensed to sell life insurance and annuities in 50 states and the District of Columbia. The Home Office of Ameritas is at 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501.


Effective January 1, 1998, Ameritas converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraska Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policyowners of the mutual company.



Ameritas and subsidiaries had total assets at December 31, 1998 of over $4.1 billion. Ameritas enjoys a long standing A+ (Superior) rating for financial strength and operating performance from A.M. Best, an independent firm that analyzes insurance carriers This is the second highest of Best's 15 categories. Ameritas has been rated A- (Excellent) by Weiss Research, Inc., for fiscal strength. This is the third highest of Weiss' 16 categories. Ameritas also has an AA (Very Strong) rating from Standard & Poor's for insurer financial strength. This is the third highest of Standard & Poor's 21 ratings.



Ameritas Investment Corp., the principal underwriter of the Policies, may publish in advertisements and reports to Policyowners, the ratings and other information assigned to Ameritas by one or more independent rating services. The purpose of the ratings is to reflect the financial strength of Ameritas. The ratings do not relate to the performance of Separate Account LLVA. Published material may also include charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax-deference, diversification, asset allocation, long-term market trends, index performance, and other investment programs and methods. Ameritas may also advertise the no load nature of this Policy.


THE SEPARATE ACCOUNT


Ameritas Life Insurance Corp. Separate Account LLVA ("Separate Account LLVA") was established under Nebraska law on October 26, 1995 to receive and invest premiums paid under the Policy. Assets of Separate


Account LLVA are held separately from all other assets of Ameritas and are not chargeable with liabilities from any other business Ameritas may conduct. Income, gains, or losses of Separate Account LLVA are credited without regard to other income, gains, or losses of Ameritas.



Separate Account LLVA purchases and redeems shares from the Portfolios at the net asset value. Shares are redeemed for Ameritas to pay withdrawals and surrenders, collect charges, and transfer assets from one Portfolio to another, or to the Fixed Account, as requested by the Owner. Any dividend or capital gain distribution is automatically reinvested in the corresponding Subaccount.



All obligations arising under the Policies are liabilities of Ameritas. Ameritas will always keep assets in Separate Account LLVA of a total market value at least equal to the reserve and other contract liabilities of Separate Account LLVA. To the extent that assets in Separate Account LLVA exceed Ameritas' liabilities in Separate Account LLVA, Ameritas may withdraw excess assets to cover general account obligations.



Separate Account LLVA is a unit investment trust registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). This does not signify that the SEC supervises the management, investment practices or policies of Separate Account LLVA.



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                                                                      NLVA    11

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THE FUNDS


The Funds currently available are: Berger IPT, Neuberger & Berman AMT, and Strong Funds(R), Each Fund is registered with the SEC under the 1940 Act as an open-ended diversified management investment company or a series thereof. There are currently 16 Subaccounts within Separate Account LLVA, each investing only in a corresponding Portfolio of the Funds.


The assets of each Portfolio of the Funds are held separate from the assets of the other Portfolios. Thus, each Portfolio operates as a separate investment, and the income or losses of one Portfolio generally do not affect the investment of any other Portfolio.


Rydex involves strategic or tactical asset allocation, and may involve aggressive investing strategies. For that reason, We have established administrative rules under which We will allow allocations and/or transfers to be made to Rydex. (See Rydex Administrative Rules, below.)



There is no assurance that any Portfolio will achieve stated objectives. More detailed information, including a description of investment risks, investment advisory services, total expenses and charges is in the prospectuses of the Funds, which accompany this Prospectus. These prospectuses should be read in conjunction with this Prospectus and retained. All underlying Fund information, including Fund prospectuses, has been provided to Ameritas by the Funds. Ameritas has not independently verified this information.



The investments in the Portfolios may be managed by Portfolio managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.


You should periodically reconsider your allocation among the Portfolios in light of current market conditions and the investment risks attendant to investing in the Portfolios.


The Funds may be made available for variable annuity or variable life insurance contracts of various insurance companies. Though unlikely, there is a possibility that a material conflict could arise between the interests of Separate Account LLVA and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing separate accounts from the Funds, to resolve the matter. See the prospectuses of the Funds for more information.



RYDEX ADMINISTRATIVE RULES



You may access the Rydex Subaccounts through your Policy only if you are currently a Rydex investor, or, in the alternative, you are not a current Rydex investor but you meet all of the following criteria:



1. You have designated to Us in writing that you have an agreement retaining a financial advisor to provide strategic or tactical asset allocation services relating to your Policy;



2. You agree that you are solely responsible for selecting, supervising, and paying any compensation for services to your financial advisor. We do not have any responsibility for your financial advisor or the recommendations or advice provided;



3. You have executed a power of attorney authorizing your financial advisor to give allocation and transfer directions to Us and/or Our designee;



4. Unless you have specified otherwise in the power of attorney you provided Us, you may make withdrawals from or surrender your Policy at any time, and may give Us your directions to allocate and/or transfer among all Investment Options other than Rydex. Only your financial advisor may give Us directions to allocate to or transfer Accumulation Value to or from Rydex Subaccounts;



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12   NLVA

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5. You agree to provide Us with:



   A. Written notification of any change in financial advisor; and



   B. A power of attorney authorizing your new financial advisor to give allocation and transfer directions to Us;



6. If We receive notification that your financial advisor is either no longer authorized by you or no longer able to give allocation and transfer directions to Us, We will send you a ten (10) day advance notification that all Accumulation Value allocated to Rydex under your Policy ("Rydex Accumulation Value") will be transferred to the Liquid Asset Subaccount of Neuberger & Berman AMT. You must send Us, before the ten (10) day period passes, written notification of the name of your new financial advisor, and a power of attorney from you authorizing the new financial advisor to give Us instructions relating to Rydex allocations. In the alternative, you may send Us written notification, on a form supplied by Us, of your election to remain allocated to Rydex without the services of a financial advisor. If you do not send Us the notification and power of attorney, if applicable, We will transfer the Rydex Accumulation Value on the 10th day. Until you provide Us with the notification and power of attorney, if applicable, your investment options will not include Rydex;



7. You agree that the transaction cutoff time for receipt by Us of purchase payments for allocation and transfer and/or withdrawal instructions relating to Rydex is 1:30 p.m. Central time; and



8. If you are currently a Rydex investor, and wish to access Rydex on that basis, you agree to provide Us with proof of that status.



The eligible Portfolios of the Funds, along with their investment advisers, are listed in the following table:





        FUND             INVESTMENT ADVISERS OR MANAGERS       ELIGIBLE PORTFOLIOS
Berger IPT               Berger Associates, Inc.            100 Fund
                                                            Small Company Growth Fund
Neuberger & Berman       Neuberger & Berman                 Liquid Asset
AMT                      Management Incorporated            Limited Maturity Bond
                                                            Growth
                                                            Partners
                                                            Balanced
Strong VIF               Strong Capital                     Growth Fund II
                         Management, Inc                    International Stock Fund
                                                            II
Strong Opportunity       Strong Capital                     Opportunity Fund II
Fund II, Inc.            Management, Inc.
Rydex                    PADCO Advisors II, Inc.            Nova Fund
                                                            Ursa Fund
                                                            OTC Fund
                                                            Precious Metals Fund
                                                            U.S. Government Bond Fund
                                                            Juno Fund



ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS



Ameritas reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in Separate Account LLVA if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Portfolio's objectives or restrictions, or for some other reason. Ameritas may operate Separate Account LLVA as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Ameritas separate accounts. Ameritas may also transfer the assets of Separate Account LLVA to another separate account. If necessary, We will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.


--------------------------------------------------------------------------------

                                                                      NLVA    13

If any changes are made, Ameritas may, by appropriate endorsement, change the Policy to reflect the changes. In addition, Ameritas may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Separate Account LLVA. AVLIC will determine the basis for making any new Subaccounts available to existing Owners.



You will be notified of any material change in the investment policy of any Portfolio in which you have an interest.


                               THE FIXED ACCOUNT


You may allocate all or a portion of your Premium Payments and make transfers to the Fixed Account. Amounts in the Fixed Account earn a fixed rate of interest guaranteed by Ameritas never to be less than 3.0%. Ameritas may, at its discretion, set a higher interest rate.



Each month Ameritas will establish the declared rate for the Policies with a Policy Date or Policy anniversary date in that month. Interest will be credited on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month of issue. The declared interest rate is guaranteed for the remainder of the Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy anniversary. Declared interest rates may increase or decrease from previous periods.



Amounts allocated to the Fixed Account or transferred from Separate Account LLVA to the Fixed Account are placed in the general account of Ameritas, which supports insurance and annuity obligations. The general account includes all of Ameritas' assets, except those assets segregated in the separate accounts. Ameritas has the sole discretion to invest the assets of the general account, subject to applicable law. Ameritas bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Owner bears the investment risk that the declared interest rate described above may fall to a lower rate after the expiration of a declared rate period.



Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 nor is the general account registered as an investment company under the Investment Company Act of 1940. Accordingly neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. We understand that the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the contract; however, disclosures regarding the Fixed Account portion of the contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made.


                                POLICY FEATURES


The Policy is a variable annuity contract issued by Ameritas. The rights and benefits of the Policy are described below and in the Policy. The Policy controls the rights and benefits you have. Ameritas reserves the right to make any modification to conform the Policy to, or to give you the benefit of, any changes in the law. If necessary, We will provide notice of such modifications to, and receive approval from, the SEC and/or state insurance authorities. You will be notified of any material modifications to the Policy.


CONTROL OF THE POLICY


The Owner is the person or entity named as such in the application or subsequent written changes shown in Our records. While living, the Owner has the sole right to receive all benefits and exercise all rights granted by the Policy or Ameritas. The Owner may name both primary and contingent beneficiaries. Subject to the rights of any irrevocable beneficiary and any assignee of record, all rights, options, and privileges belong to the Owner, if living; otherwise to the Owner's Designated Beneficiary, if living; otherwise to the estate of the last Owner to die.


POLICY PURCHASE AND PREMIUM PAYMENT

Individuals wishing to purchase a Policy should send a complete application and an initial premium to Ameritas' Home Office (5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501). Your initial premium must
 14   NLVA

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be at least $2,000. The named Annuitant must be 85 years of age or less. Acceptance is subject to Ameritas' underwriting rules, and Ameritas reserves the right to reject any application.


If the application and initial Premium Payment can be accepted in the form received, the initial premium will be applied to purchase the Policy within two business days from the date the premium was received. The date the initial premium is applied to purchase the Policy is the Effective Date.


If an incomplete application is received, We will request the necessary information to complete the application. If after five business days from receipt of the initial premium, the application remains incomplete, We will return the initial premium unless We obtain your permission to retain the premium pending completion of the application. Once the application is complete and We have received the initial premium, the premium will be applied within two business days.



Additional Premium Payments may be made at any time prior to the Annuity Date, as long as the Annuitant is living. Additional payments must be made for at least $250, however, smaller amounts may be accepted if made by automatic bank draft or at Ameritas' discretion. Any additional premium is credited to the Accumulation Value as of the end of the Valuation Period during which it is received.


Total premiums may not exceed $1,000,000 for either a single Policy or for multiple Ameritas annuity Policies having the same Annuitant without prior approval from Ameritas.

ALLOCATION OF PREMIUM


You may allocate Net Premium to one or more of the Portfolios and to the Fixed Account. Allocated portions must be a whole number percentage. The allocations must total 100%.



On the Issue Date, the Policy's Accumulation Value will be based on the Liquid Asset Portfolio value as if the Policy had been issued and the initial Net Premium invested within two Valuation Dates of Our receipt of the application and initial premium ("the two day date"). On the Effective Date, the Accumulation Value is allocated to the Liquid Asset Portfolio, unless, where available, the Owner has allocated 100% to the Fixed Account. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Portfolios, or to the Fixed Account as selected by the Owner in the application.


Where allowed, if the Owner has allocated 100% to the Fixed Account, the Accumulation Value of the Policy is allocated to the Fixed Account on the Effective Date. In this instance, no further allocation will occur.

The Owner bears the entire investment risk for the portion of the Accumulation Value allocated to the Portfolios. This will affect the Policy's Accumulation Value, which on the Annuity Date affects the level of annuity payments payable. You should periodically review your allocation in light of market conditions and your financial objectives.

ACCUMULATION VALUE


On the Effective Date, the Accumulation Value of the Policy is equal to the initial premium received, less any applicable premium taxes, plus any interest credited based on the Liquid Asset Portfolio value as of the Policy Date. Thereafter, the Accumulation Value is determined on each Valuation Date by multiplying the number of Accumulation Units of each Subaccount by the current Accumulation Unit Price for that Subaccount and by adding each together with the amount in the Fixed Account. The number of Accumulation Units credited to the Policy is decreased by any annual Policy fee, any withdrawals, and, upon annuitization, any applicable premium taxes.


When a portion of the Accumulation Value is allocated to a Portfolio, a certain number of Accumulation Units are credited to your Policy. The number of Accumulation Units is determined by dividing the dollar amount allocated to the Portfolio by the Accumulation Unit Price for that Portfolio as of the end of the Valuation Period in which the allocation is made.



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                                                                      NLVA    15

The Accumulation Units of each Portfolio are valued separately. The Accumulation Unit Price may vary each Valuation Period according to the net investment performance of the Portfolio, the daily charges under the Policy, and, any applicable tax charges.

Therefore, the Accumulation Value of your Policy will vary from Valuation Period to Valuation Period, reflecting the investment experience of the selected Portfolios of the Funds, the interest earned in the Fixed Account, additional Premium Payments, withdrawals and the deduction of any charges.


VALUATION DATE AND VALUATION PERIOD



A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund Portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. The transaction cut-off time for receipt by Us of Premium Payments and all transactions with respect to Rydex is 1:30 p.m. Central time. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.


Transfers Among Portfolios and the Fixed Account


You may make transfers among the Portfolios and/or the Fixed Account 15 times each Policy Year without charge. A transfer charge of $10 may be imposed for each additional transfer. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which you are invested. Each transfer must be at least $250, or the balance of the Portfolio, if less. You may make unlimited transfers from the Portfolios to the Fixed Account. During the 30 day period following the Policy anniversary date, you may also transfer from the Fixed Account to the various Portfolios amounts up to the greater of: 25% of the Accumulation Value of the Fixed Account; the amount of any transfer from the Fixed Account during the prior thirteen months; or $1,000. This provision is not available while dollar cost averaging from the Fixed Account. The minimum amount that may remain in a Portfolio or the Fixed Account after a transfer is $100. We will only allow transfers with regard to Rydex according to administrative rules We have set.



You may initiate transactions by telephone. Ameritas will employ reasonable procedures to confirm that telephone instructions are genuine. Our procedures for transactions initiated by telephone include, but are not limited to, requiring the Owner to provide the Policy number at the time of giving transfer instructions; tape recording of all telephone transfer instructions; and the provision, by Ameritas, of written confirmation of telephone transactions. Ameritas will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at the Home Office.


Transfers may be subject to additional limitations by the Funds.

SYSTEMATIC PROGRAMS


Ameritas may offer systematic programs as discussed below. Transfers of Accumulation Value made within programs will be counted in determining whether the transfer fee applies. Lower minimum amounts may be allowed to transfer as part of a systematic program. All other normal transfer restrictions, as described above, may apply. There is no separate charge for participation in these programs at this time.


PORTFOLIO REBALANCING. Portfolio rebalancing is a method to maintain your original allocation proportions among Portfolios. Under this program, the Owner can instruct Ameritas to reallocate Accumulation Value among the Portfolios, on a systematic basis, in accordance with allocation instructions specified by the Owner. The Fixed Account can not be used in this program.

DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, the Owner can instruct Ameritas to automatically transfer, on a systematic basis, a predetermined amount or percentage specified by the Owner from the Fixed Account or the Liquid Asset Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account, if no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established is transferred each month.

EARNINGS SWEEP. Permits systematic redistribution of earnings among Portfolios.
 16   NLVA

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The Owner can request participation in the available systematic programs when purchasing the Policy or at a later date. The Owner can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. Ameritas reserves the right to modify, suspend or terminate such programs at any time. Participation in any systematic program will automatically terminate upon death of the Annuitant. Use of Systematic Programs may not be advantageous, and does not guarantee success.


WITHDRAWALS AND SURRENDERS

Any time prior to the Annuity Date and while the Annuitant is still living, you may make withdrawals or surrender the Policy to receive part or all of the Accumulation Value. No withdrawal or surrender may be made after the Annuity Date except as permitted under a particular Annuity Income Option.

The amount available for withdrawal is the Accumulation Value at the end of the Valuation Period during which the written request for withdrawal is received, less any applicable premium taxes and in the case of a surrender, also less the annual policy fee that would be due on the last Valuation Date of the Policy Year.


In the absence of specific direction from the Owner, amounts will be withdrawn from the Subaccounts and the Fixed Account on a pro rata basis. The minimum withdrawal amount is $250. Any withdrawal request that would reduce the Accumulation Value to less than $1,000 will be considered a request for Policy surrender.



Since the Owner assumes the investment risk with respect to amounts allocated to Separate Account LLVA, the total amount paid upon withdrawal under the Policy (taking into account any prior withdrawals) may be more or less than the total Premium Payments made. The surrender value may be paid in a lump sum to the Owner, or, if elected, all or any part may be paid out under an Annuity Income Option. (See the section on "Annuity Income Options".)



Your proceeds will be paid within seven days of receipt of written request for withdrawal or surrender, on a form approved by Ameritas, subject to postponement in certain circumstances. (See the section on "Deferment of Payment".) Payments under the Policy of any amounts derived from a premium paid by check may be delayed until the check has cleared the payor's bank.



If, at the time you make a withdrawal request, you have not provided Ameritas with a written election not to have federal income taxes withheld, We must by law withhold such taxes from the taxable portion of the withdrawal and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See the section on "Federal Tax Matters.")


SYSTEMATIC WITHDRAWALS. A systematic withdrawal option is available. Automatic withdrawals may be taken on a monthly, quarterly, semi-annual or annual mode.

FREE LOOK PRIVILEGE


You have a period of time to examine a Policy and return it for a refund. You may cancel the Policy within 10 days after receipt of the Policy, unless state law requires a longer period of time. The refund is equal to the greater of the premiums paid or the premiums adjusted by investment gains or losses. To cancel the Policy, the Owner should return it to the selling agent, or to Ameritas at the Home Office. A refund, if the premium was paid by check, may be delayed until the check has cleared the Owner's bank.


                             CHARGES AND DEDUCTIONS

There is no sales load, no withdrawal charge, and no surrender charge.

Charges will be deducted periodically from the Accumulation Value of the Policy to compensate Ameritas for, among other things: (1) issuing and administering the Policy; and (2) assuming certain risks in connection with the Policy. The nature and amount of these charges are described more fully below.


No deductions are made from the Premium Payments before they are allocated to Separate Account LLVA or the Fixed Account, unless taxes are imposed by state law upon the receipt of a Premium Payment. In that case Ameritas will deduct the premium tax due when the premiums are received.





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                                                                      NLVA    17

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ADMINISTRATIVE CHARGES

ANNUAL POLICY FEE. An annual policy fee of up to $40.00 (currently $25.00) is deducted from the Accumulation Value on the last Valuation Date of each Policy Year or upon a surrender. This charge reimburses Ameritas for the administrative costs of maintaining the Policy on Ameritas' system and the cost of reporting to Owners.


Ameritas does not expect to make a profit on the charges for the annual Policy fee.



TRANSFER CHARGE. Transfer charges may be levied. (See the section on "Transfers Among Portfolios and the Fixed Account.")


MORTALITY AND EXPENSE RISK CHARGE


Ameritas imposes a charge as compensation for bearing certain mortality and expense ("M&E") risks under the Policies. The charge is assessed daily and is equal to an annual rate of .75% of the value of the average daily net assets of Separate Account LLVA. This charge is subtracted when determining the daily Accumulation Unit Value. Ameritas guarantees that this charge will never exceed
 .95%. If this charge is insufficient to cover assumed risks, the loss will fall on Ameritas. Conversely, if the charge proves more than sufficient, any excess will be added to Ameritas' surplus. No M&E charge is imposed on the Fixed Account.



The mortality risk borne by Ameritas, assuming the selection of one of the forms of life annuities, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Policies) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse affect on the monthly annuity payments the Annuitant will receive. It therefore relieves the Annuitant from the risk of outliving the funds accumulated for retirement.



In addition, Ameritas bears a mortality risk under the Policies in two important aspects. First, regardless of the Annuity Income Option selected, it guarantees the purchase rates for the Annuity Income Options available under the Policy. Second, Ameritas guarantees that the death benefit payable upon death of the Annuitant prior to the Annuity Date will be the greater of the Accumulation Value or the Premium Payments made, less withdrawals.



The expense risk undertaken by Ameritas, with respect to Separate Account LLVA, is that the deductions for administrative costs under the Policies may be insufficient to cover the actual future costs incurred by Ameritas for providing administration services.



If the annual policy fee is insufficient to cover the administration expenses, the deficiency will be met from Ameritas' general account funds, including the amount derived from the charge levied for mortality and expense risks.


TAX CHARGES

The Owner will pay premium taxes that currently range from 0% to 3.5% of the premium paid, where such taxes are imposed by the state law of the Owner's residence. States impose premium taxes either upon receipt, by the company, of a premium payment, or upon annuitization or withdrawals. Ameritas will charge and deduct premium taxes as required by state law and in accordance with any applicable company election. Applicable premium tax rates are subject to change. The Owner will be notified of any applicable premium taxes. You are responsible for informing Ameritas in writing of changes of residence.

Under present laws, Ameritas will incur state or local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant; thus, Ameritas does not currently make a charge for these other taxes. If they increase, however, Ameritas may charge for such taxes. Such charges would be deducted from the Accumulation Value.


Ameritas does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is being made currently to Separate Account LLVA for corporate federal income taxes which may be attributable to Separate Account LLVA. Ameritas will periodically review the question of a charge to Separate Account




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LLVA for corporate federal income taxes related to Separate Account LLVA. Such a charge may be made in future years for any federal income taxes incurred by Ameritas. This might become necessary if the tax treatment of Ameritas is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in Ameritas' tax status. In the event that Ameritas should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policy, the Accumulation Unit Price would be correspondingly adjusted. (See the section on Federal Tax Matters.)


FUND INVESTMENT ADVISORY FEES AND EXPENSES


The value of the assets in Separate Account LLVA will reflect investment advisory fees and other expenses incurred by the Funds. Fund expenses are found in the Funds' prospectuses, and Statements of Additional Information, and the Fee Table of this prospectus.


                                 ANNUITY PERIOD

ANNUITY DATE

The Annuity Date is the date that Annuity Payments are scheduled to begin, unless the Policy has been surrendered or the Annuitant is deceased and an amount has been paid as proceeds prior to that date. The Annuity Date will be the later of the fifth Policy anniversary date or the Policy anniversary which is nearest the Annuitant's 85th birthday.

However, the Owner may specify an Annuity Date at the time of purchase which may be extended up to the Policy anniversary nearest the Annuitant's 95th birthday. The 29th, 30th, or 31st day of any month may not be selected as the Annuity Date.

An Annuity Date may only be changed by written request during the Annuitant's lifetime. Written request to change the Annuity Date must be received at the Ameritas Home Office at least 30 days before the currently scheduled Annuity Date. The Annuity Date and Annuity Income Options available for Qualified contracts may also be controlled by endorsements, the plan, or applicable law.

ANNUITY INCOME OPTIONS

If the Annuitant is living on the Annuity Date and the Policy is in force, Annuity Payments will be made to the Annuitant according to the terms of the Policy and the Annuity Income Option selected.


The amounts of any Annuity Payments payable will be based on the Accumulation Value as of the Annuity Date less any premium taxes, if applicable. Thereafter, the monthly Annuity Payment will not change, except in the event the Interest Payment Option is elected, in which case the payment will vary based on the rate of interest determined by Ameritas. All or part of the Accumulation Value may be placed under one or more Annuity Income Options. If Annuity Payments are to be paid under more than one option, Ameritas must be told what part of the Accumulation Value is to be paid under each option.


The Annuity Income Options are shown below. Election of an Annuity Income Option must be made by written request to Ameritas at least thirty (30) days in advance of the Annuity Date. If no election is made, payments will be made as a Life Annuity as shown below. Subject to Ameritas' approval, the Owner (or after the Annuitant's death, the Annuitant's Beneficiary) may select any other Annuity Income Option Ameritas then offers. Annuity Income Options are not available to:
(1) an assignee; or (2) any other than a natural person except with Ameritas' consent.

If an Annuity Income Option selected does not generate monthly payments of at least $100, Ameritas reserves the right to pay the Accumulation Value as a lump sum payment or to change the frequency. If an Annuity Income Option is chosen which depends on the continuation of life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Income Options involving life income, the actual age of the Annuitant or joint Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment may be greater. For




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Annuity Income Options that do not involve life income, the length of the payment period may affect the amount of each payment: the shorter the period, the greater the amount of each Annuity Payment.

The following Annuity Income Options are currently available:

INTEREST PAYMENT. Ameritas will hold any amount applied under this option and pay or credit interest on the unpaid balance each month at a rate determined by Ameritas.


DESIGNATED AMOUNT ANNUITY. Monthly Annuity Payments will be for a fixed amount. Payments continue until the amount Ameritas holds runs out.



DESIGNATED PERIOD ANNUITY. Monthly Annuity Payments are paid for a period certain, as the Owner elects, up to 20 years.



LIFE ANNUITY. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to his or her death. Variations provide for guaranteed payments for a period of time.



JOINT AND LAST SURVIVOR ANNUITY. Monthly Annuity Payments are paid based on the lives of the two Annuitants and thereafter on the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.



The rate of interest payable under the Interest Payment, Designated Amount Annuity or Designated Period Annuity options will be guaranteed to be no less than 3% compounded yearly. Payments under the Life Annuity and Joint and Last Survivor Annuity options will be based on the 1983 Table "a" Individual Annuity Table, projected for seventeen years, at 3 1/2% interest. Ameritas may, at any time of election of an Annuity Income Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables. These rates may be based on Annuity Tables which distinguish between males and females.



Under current administrative practice, Ameritas allows the beneficiary to transfer amounts applied under the Interest Payment, Designated Amount Annuity, and Designated Period Annuity options to either the Life Annuity or Joint and Last Survivor Annuity option after the Annuity Date. However, there is no guarantee that Ameritas will continue this practice which can be changed at any time at Ameritas' discretion.


                              FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice. It is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. If you are concerned about any of the tax implications discussed, you should consult a competent tax adviser before purchasing a Policy. This discussion is based upon Ameritas' understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws, other than premium taxes. (See the section on Tax Charges.)


TAXATION OF ANNUITIES IN GENERAL


NONQUALIFIED POLICIES. The following discussion assumes that the Policy will qualify as an annuity policy for federal income tax purposes. The Statement of Additional Information discusses such qualifications.



Section 72 of the Internal Revenue Code (the Code) governs taxation of annuities. In general, the owner is not taxed on increases in the value of a policy until some form of distribution is made under the policy. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner that is not a natural person must include in income any increase in excess of the owner's cash value over the owner's "investment in the policy" during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule which you may wish to discuss with your tax counsel. The following discussion applies to Policies owned by natural persons.


The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income, subject to any income averaging rules applicable to taxpayers generally. For this purpose, the


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assignment, pledge, or agreement to assign or pledge any portion of the accumulation value generally will be treated as a distribution. A transfer of ownership of the policy without full and adequate consideration will also be treated as a distribution under the Internal Revenue Code, unless the transfer falls within an exception for transfers between spouses. Generally, in the case of a withdrawal under a nonqualified policy, amounts received which are allocable to "investment in the policy" made after August 13, 1982 are first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the policy" at that time. Any additional amount is not taxable. If a withdrawal is allocable to "investment in the policy" made prior to August 14, 1982, it is taxed under the "cost recovery rule" so that withdrawals are treated as a recovery of "investment in the policy" until such investment has been fully recovered. Thereafter, withdrawals are fully taxable as ordinary income. Where a policy contains "investment in the policy" both before and after the above referenced dates, special ordering rules apply.



Although the tax consequences may vary depending on the annuity income option elected under the policy, in general, only the portion of an annuity payment that represents the amount of the Payment which exceeds the payment's proportionate share of "investment in the policy" will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the policy" bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. Any distribution received subsequent to the investment in the policy being recovered will be fully taxable.



In the case of a distribution from a nonqualified policy a federal penalty tax may be imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner is actual age 59 1/2, (2) made on or after the death of the owner, (3) attributable to the taxpayer's becoming disabled within the meaning of Internal Revenue Code Section 72 (m)(7), (4) received in substantially equal payments (not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary, subject to Internal Revenue Service requirements, including special "recapture" rules, or (5) which are allocable to "investment in the policy" made prior to August 14, 1982.



QUALIFIED POLICIES. Qualified policies are used by individuals in connection with retirement plans which are intended to qualify as plans that receive special income tax treatment under Sections 401, 403(a), 408 or 457 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the contributions, on the accumulation value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Ameritas' tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy in connection with a tax qualified plan in order to receive favorable tax treatment. With respect to qualified policies an endorsement of the policy and/or limitations or penalties imposed by the Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the policies. Therefore, purchasers of qualified policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Policy. Section 403(b)(11) of the Code requires that no distribution attributable to salary deferred contributions may be made from a plan under Section 403(b) except after age 59 1/2, separation from service, death or disability, or in the case of hardship, except in a tax free exchange to another qualified contract. The following discussion assumes that qualified policies are purchased in connection with retirement plans that qualify for the special federal income tax treatment described above.



The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a policy purchased in connection with these plans, only the portion of the payment in excess of the "investment in the policy" allocated to that payment is subject to tax. The "investment in the policy" equals the portion of plan contributions invested in the policy that was not excluded from the participant's gross income (reduced by any amounts previously received under the policy which were excluded from gross income), and may be zero. In general, for allowed withdrawals prior to the annuity starting date from qualified policies other than Roth IRAs, a ratable portion of the amount received is taxable, based on the ratio of the "investment in the policy" to the total Policy value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the "investment in the policy." The taxable portion of annuity payments with annuity starting dates on or before November 18, 1996 is generally determined under rules similar to


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those applicable to annuity distributions from nonqualified policies. However, for annuity payments with annuity starting dates after November 18, 1996, annuitants must use a simplified method for determining the tax-free portion of annuity payments by dividing "investments in the policy" by the number of annuity payments set by tables in the Internal Revenue Code based on the age of the primary annuitant. This method does not apply if the annuitant is over age 75 and there are 5 or more years of guaranteed payments. Also, for annuity payments based on the lives of more than one individual and that have annuity starting dates after December 31, 1997, annuitants must use the simplified method based on the combined ages of both individuals when calculating the excludable portion of annuities based on the separate tables set forth in the Code for that purpose. In the case of an annuity that does not depend in whole or in part on the life expectancy of one or more individuals, the expected number of payments is the number of monthly annuity payments under the policy. Special favorable tax treatment may be available for certain distributions (including lump sum distributions from plans other than IRAs made in tax years beginning before January 1, 2000). Adverse tax consequences may result from excess contributions, distributions made prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances.



Roth IRA contributions are not deductible and may be limited or unavailable depending on your adjusted gross income. Withdrawals of earnings from Roth IRAs may be tax free if certain requirements are met. If withdrawals do not meet those requirements, they will be considered to be made first from contributions then from "conversion" amounts (on a first-in, first-out basis) and then from earnings. The earnings will be subject to income tax and an additional 10% penalty tax may apply to distributions made prior to age 59 1/2. Conversions from existing IRAs to Roth IRAs are permitted if certain requirements are met, however, converted amounts not previously taxed will be subject to income tax in the year of conversion (for 1998 only, taxpayers can elect to include the full taxable conversion amount in income for 1998 or to have the tax spread over 4 years on a pro rata basis, beginning in 1998). Conversion amounts will not generally be subject to the 10% penalty tax that applies to premature distributions, unless a distribution of the conversion amount from the Roth IRA occurs within the 5 taxable year period beginning with the year of conversion. Also, income inclusion may be accelerated if a distribution is made of 1998 conversion amounts which are subject to the 4 year spread rule.



Distributions from qualified plans are subject to specific tax withholding rules. "Eligible rollover distributions" from a qualified plan (other than IRAs of any type and Section 457 plans) are subject to income tax withholding at a rate of 20% unless the Owner elects to have the distribution paid directly by Ameritas to an eligible retirement plan (another plan of the same type or a rollover IRA) in a direct rollover. If the distribution is not an "eligible rollover distribution," it is generally subject to the same withholding rules as distributions from nonqualified policies. However, Section 457 nonqualified deferred compensation plan distributions are generally subject to withholding as wages and are not eligible for rollover to an IRA.


                               GENERAL PROVISIONS

ANNUITANT'S BENEFICIARY


The Annuitant's Beneficiary(ies) receives the death benefit proceeds upon death of the Annuitant. The Owner may name both primary and contingent Annuitant's Beneficiaries. The Annuitant's Beneficiary(ies) is named in the application or as later changed and recorded in Ameritas' records.


Multiple beneficiaries may be named; however, unless otherwise indicated, payments are made equally to those primary beneficiaries who are alive upon the death of the Annuitant. Contingent beneficiaries are only eligible if no primary beneficiary is alive at the time proceeds are payable. If none survive, the final beneficiary will be the Owner or the Owner's estate.


The Owner may change the Annuitant's Beneficiary by written request on a Change of Beneficiary form at any time during the Annuitant's lifetime unless otherwise provided in the previous designation of Beneficiary. Ameritas, at its option, may require that the Policy be returned to the Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at the Home Office. Ameritas will not be liable for any payment made or action taken before the change is recorded. No limit is placed on the number of changes that may be made.


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DEATH OF ANNUITANT

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The death benefit is payable upon receipt of Satisfactory Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Ameritas guarantees the Death Benefit will equal the greater of the Accumulation Value or total premiums paid less withdrawals, on the date Satisfactory Proof of Death is received by Ameritas at its Home Office. The death benefit is payable as a lump sum or under one of the Annuity Income Options.

The Owner may elect an Annuity Income Option for the Annuitant's Beneficiary, or if no such election was made by the Owner and a cash benefit has not been paid, the Annuitant's Beneficiary may make this election after the Annuitant's Death.


Since Satisfactory Proof of Death includes a "Claimant's Statement", which specifies how the beneficiary wishes to receive the benefit (unless the Owner previously selected an Annuity Income Option), the amount of the death benefit will continue to reflect the investment performance of Separate Account LLVA until that information is supplied to Ameritas. The death benefit will be paid to the Annuitant's Beneficiary within seven days of when it become payable, or as soon thereafter as Ameritas has sufficient information about the Annuitant's Beneficiary to make the payment. In order to take advantage of the favorable tax treatment accorded to receiving the death benefit as an annuity, the Annuitant's Beneficiary must elect to receive the benefits under an Annuity Income Option within 60 days "after the day on which such lump sum became payable," as defined in the Internal Revenue Code.


DEATH OF OWNER

If the Owner dies on or after the Annuity Date, annuity benefits continue to be paid to the Annuitant under the Annuity Income Option in effect on the Owner's date of death.

If the Owner dies before the Annuity Date and before the entire interest in the Policy is distributed, the Accumulation Value of the Policy must be distributed to the Owner's Designated Beneficiary so that the Policy qualifies as an annuity under the Internal Revenue Code. The entire interest must be distributed within five years of the Owner's death. However, a distribution period exceeding five years will be allowed if the Owner's Designated Beneficiary purchases an immediate annuity under which payments will begin within one year of the Owner's death and will be paid out over the lifetime of the Owner's Designated Beneficiary or over a period not extending beyond his or her life expectancy.

If the Owner's interest is payable to (or for the benefit of) the surviving spouse of the Owner, the Policy may be continued with the surviving spouse treated as the Owner for purposes of applying the rules described above.

Finally, in situations where the Owner is not an individual, these distribution rules are applicable upon the death or change of the Annuitant.


DEFERMENT OF PAYMENT



Payment of any withdrawal, surrender or lump sum death benefit due from Separate Account LLVA will occur within seven days from the date the amount becomes payable, except that Ameritas may be permitted to defer such payment if:


a) the New York Stock Exchange is closed other than customary weekends or holidays or trading on the New York Stock Exchange is otherwise restricted; or

b) the SEC permits the delay for the protection of Owners; or

c) an emergency exists as determined by the SEC.

In addition, surrenders or withdrawals from the Fixed Account may be deferred by Ameritas for up to 6 months from the date of written request.


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CONTESTABILITY


Ameritas cannot contest the validity of this Policy after the Policy Date, subject to the "Misstatement of Age or Sex" provision.

MISSTATEMENT OF AGE OR SEX


Ameritas may require proof of age and sex before making Annuity Payments. If the age or sex of the Annuitant has been misstated, we will adjust the benefits and amounts payable under this Policy.


If Ameritas made any overpayments, interest at the rate of 6% per year compounded yearly will be charged against future payments. If we made underpayments, the balance due plus interest at the rate of 6% per year compounded yearly will be paid in a lump sum.

REPORTS AND RECORDS


Ameritas will maintain all records relating to Separate Account LLVA and will mail the Owner, at the last known address of record, within 30 days after each Policy anniversary, an annual report which shows the current Accumulation Value as allocated among the Subaccounts or the Fixed Account, and charges made during the Policy Year. Quarterly reports are also currently provided but except for the annual report, Ameritas reserves the right to charge a report fee for each requested report. The Owner will also be sent confirmations of transactions, such as Premium Payments, transfers and withdrawals under the Policy. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to Ameritas immediately to assure proper crediting to the Policy. Ameritas will assume all transactions are accurately reported on quarterly statements unless Ameritas is otherwise notified within 30 days after receipt of the statement. A periodic report for the Fund and a list of the securities held in each Portfolio of the Fund and any other information required by the 1940 Act will also be provided.


                          DISTRIBUTION OF THE POLICIES


AMERITAS INVESTMENT CORP. ("AIC"), located at 5900 "O" Street, Lincoln, Nebraska 68510, will act as the principal underwriter of the Policies, pursuant to an Underwriting Agreement it has with Ameritas. AIC is a wholly owned subsidiary of AMAL Corporation, and an affiliate of Ameritas. AIC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as the principal underwriter of the Policies will be paid by Ameritas from its other assets or surplus in its general account, which may include profits derived from amounts derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from Ameritas through its direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase. The Policies are also sold by individuals who are registered representatives of AIC, or other registered broker-dealers. In these situations, AIC or the other broker-dealers may receive compensation. AIC will be paid by Ameritas at a rate of .05% of all premium received. Other broker-dealers will receive from Ameritas up to .5% of premium, and an asset based administrative compensation of .10% (annualized), which fee shall be paid by Ameritas.



The gross variable annuity compensation received by AIC on Ameritas' variable annuity policies was $10,129 for 1998, $4,677 for 1997, and $0 for 1996.



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                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS


Ameritas holds the assets of Separate Account LLVA. The assets are held separate and apart from general account assets. Ameritas maintains records of all purchases and redemptions of the Funds' shares by each of the Subaccounts.


                              THIRD PARTY SERVICES


Ameritas is aware that certain third parties are offering money management services in connection with the contracts. Ameritas does not engage any such third parties to offer such services of any type. In certain cases, Ameritas has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the contract Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with Ameritas for the sale of contracts. Ameritas takes no responsibility for the investment allocations and transfers transacted on a contract Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Contract Owners should be aware that fees paid for such services are separate and in addition to fees paid under the contracts.


                                 VOTING RIGHTS


To the extent required by law, Ameritas will vote the Portfolio shares held in Separate Account LLVA at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. The 1940 Act currently requires shareholder voting on matters such as the election of the Board of Trustees of the Funds, the approval of the investment advisory contract, changes in the fundamental investment policies of the Funds, and approval of the independent accountants. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, Ameritas determines that it is allowed to vote the Portfolio shares in its own right, Ameritas may elect to do so.



Prior to the Annuity Date, the Owner holds a voting interest in each Subaccount to which the Accumulation Value is allocated. The number of votes available to an Owner will be calculated separately for each Subaccount of Separate Account LLVA. The number of votes available to an Owner will be determined by dividing the Accumulation Value attributable to a Subaccount by the net asset value per share of the applicable Portfolio. In determining the number of votes, fractional shares will be recognized.



The number of votes will be determined as of the record date established by the Portfolio. Voting instructions will be solicited by written communication prior to the shareholder meeting in accordance with procedures established by the Funds.


Shares of Funds as to which no timely instructions are received, or shares held by Ameritas as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Policies participating in that Subaccount.

Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.


On and after the Annuity Date, there are no voting rights because amounts are no longer held in Separate Account LLVA.


                               LEGAL PROCEEDINGS


There are no legal proceedings to which Separate Account LLVA is a party or to which the assets of Separate Account LLVA are subject. Ameritas is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to Separate Account LLVA. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.



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                      STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available that contains more details concerning the subjects discussed in this Prospectus. This can be obtained by writing to the address on the front page or by calling 1-800-255-9678.

The following is a Table of Contents for that Statement:



                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY.............................      2
THE POLICY..................................................      2
GENERAL MATTERS.............................................      6
FEDERAL TAX MATTERS.........................................      7
DISTRIBUTION OF THE POLICY..................................      9
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................      9
STATE REGULATION............................................      9
LEGAL MATTERS...............................................      9
OTHER INFORMATION...........................................      9
FINANCIAL STATEMENTS........................................     10



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APPENDIX A

                             QUALIFIED DISCLOSURES

                          * Information Statement For:

                                 408(b) IRA Plans
                                 408(k) SEP IRA Plans
                                 408(p) SIMPLE IRA Plans
                                 408A Roth IRA Plans

                          * Information Statement For:

                                 401(a) Pension/Profit Sharing Plans



                                     [LOGO]

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If this annuity is being purchased as a qualified plan as defined under specified sections of the Internal Revenue Code, as purchaser (owner) or fiduciary of an Employee Benefit Plan purchasing the annuity, you should carefully review the Information Statement for your specific plan.

Depending on the type of plan, we are required to provide this disclosure to you to meet the requirements of the Internal Revenue Service (IRS) and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Acknowledgment of your receipt of the required disclosure is included within the application language above your signature.




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                               TABLE OF CONTENTS



Information Statement
     408(b) Individual Retirement Annuity (IRA) Plans
     408(k) Simplified Employee Pension (SEP IRA) Plans
     408(p) Savings Incentive Match (SIMPLE IRA) Plans
     408A Roth IRA..........................................     QD-1
Information Statement
     401(a) Pension/Profit Sharing Plans....................    QD-16






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                               INFORMATION STATEMENT
                               408(B) INDIVIDUAL RETIREMENT ANNUITY (IRA) PLANS
                               408(K) SIMPLIFIED EMPLOYEE PENSION (SEP IRA)
[AMERITAS LOGO]                PLANS
                               408(P) SAVINGS INCENTIVE MATCH (SIMPLE IRA) PLANS
                               408A ROTH IRA

For purchasers of a 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or 408A Roth IRA, please review the following:

PART 1. PROCEDURE FOR REVOKING THE IRA PLAN:

After you establish an IRA Plan with Ameritas Life Insurance Corp. (Ameritas), you are able to revoke your IRA within a limited time and receive a full refund of the initial premium paid, if any. The period for revocation will not be less than the legal minimum of seven (7) days following the date your IRA is established with Ameritas.

To revoke your IRA, you should send a signed and dated written notice to:
Ameritas Life Insurance Corp., Policyholder Service Department, P.O. Box 81889, Lincoln, NE 68501.

If your IRA contract was delivered to you, the contract should accompany your notice of revocation. Your notice of revocation will be considered mailed on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid.

To obtain further information about the revocation procedure, contact your Ameritas Representative or call 1-800-745-6665.

PART II. PROVISIONS OF THE IRA LAW:

Ameritas' NO LOAD VARIABLE ANNUITY (Form 4080), can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP
IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP) or a SIMPLE IRA. A separate policy must be purchased for each individual under each plan. In addition, Ameritas' NO LOAD VARIABLE ANNUITY is also available for use as a ROTH IRA. State income tax treatment of IRAs varies, so this disclosure only discusses the federal tax treatment of IRAs. Please discuss state income tax treatment of an IRA with your tax advisor.

While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.

A. ELIGIBILITY:

   REGULAR IRA PLAN: Any individual under age 70 1/2 and earning income from personal services, is eligible to establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the individual(or the individual's spouse) is an "active participant" in an employer sponsored retirement plan.

   ROLLOVER IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA).

   Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

   SPOUSAL IRA ARRANGEMENT: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

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   Divorced spouses can continue a spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

   ROTH IRAS: A Roth IRA must be designated as such when it is established. Eligibility to contribute to a Roth IRA (Regular, Spousal or Conversion) is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even AFTER AGE 70 1/2.

   1. A REGULAR ROTH IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions from other Roth IRAs or from other IRAs if permitted by the policy and endorsement.

   2. A CONVERSION ROTH IRA IS a Roth IRA established to receive rollovers or conversions from non-Roth IRAs and is limited to such contributions.

      Roth IRAs are available beginning in 1998. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

   3. SPOUSAL ROTH IRA ARRANGEMENT: Beginning in 1998, a Spousal Roth IRA may be set up for a "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in PART II, MAXIMUM CONTRIBUTIONS -- SPOUSAL ROTH IRA ARRANGEMENT. Divorced spouses can continue a Spousal Roth IRA or start a Regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

      SIMPLIFIED EMPLOYEE PENSION PLAN (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in form 5305-SEP or other plan document provided by the employer.

      SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SARSEP): An employee is eligible to participate in a SARSEP plan based on eligibility requirements set forth in form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

      SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS (SIMPLE
      IRA): An employee is eligible to participate in a SIMPLE IRA Plan based on eligibility requirements set forth in Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B. NONTRANSFERABILITY: You may not transfer, assign or sell your IRA Plan (including a SIMPLE IRA, SEP IRA, SARSEP or Roth IRA) to anyone (except in the case of transfer incident to divorce).

C. NONFORFEITABILITY: The value of your IRA Plan (all types included) belongs to you at all times, without risk of forfeiture.

D. PREMIUM: The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth
   IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,000 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of

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   compensation but not in excess of $6,000, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code
   Section 401(a)(17) as indexed) for each eligible employee).

E. MAXIMUM CONTRIBUTIONS:

   REGULAR IRA PLAN: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to 100% of your compensation or $2,000, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not to Education IRAs or employer contributions or salary deferrals to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions (other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income ("AGI") is above the "phase-out level." Beginning for tax years after 1997, you will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. SEE PART III. C., DEDUCTIBLE IRA CONTRIBUTIONS.

   ROLLOVER IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

   There are two ways to make a rollover to an IRA:

   (1) PARTICIPANT ROLLOVERS are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

   (2) DIRECT ROLLOVERS are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

       FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON REGULAR AND CONVERSION ROTH IRAS, BELOW.

   Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, under the Internal Revenue Service Restructuring and Reform Act of 1998 (IRSRRA'98), hardship distributions made from 401(k) or 403(b) plans on or after January 1, 1999, are no longer considered eligible rollover distributions. However, the Internal Revenue Service has announced transition relief from this rule for 1999. Under this relief, if a distribution made during 1999 would have been considered an eligible rollover distribution immediately before that Code definition was amended by IRSRRA '98, the distribution may be rolled over to an eligible retirement plan. In other words, hardship distributions from a 401(k) or 403(b) plan may still be eligible for rollover in 1999.

   At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income


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   in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan PROVIDED YOU MAKE NO CONTRIBUTIONS TO THE IRA OTHER THAN FROM THE FIRST EMPLOYER'S PLAN. THIS IS KNOWN AS "CONDUIT IRA," AND YOU SHOULD DESIGNATE YOUR ANNUITY AS SUCH WHEN YOU COMPLETE YOUR APPLICATION.

   SPOUSAL IRA ARRANGEMENT: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA for tax years after 1996, is the lesser of 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or $4,000. No more than $2,000 may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (SEE PART
   III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

   The contribution limit for divorced spouses is the lesser of $2,000 or the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

   REGULAR ROTH IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE
   IRAs) is the lesser of $2,000 or 100% of compensation. (This limit does not apply to rollover contributions). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Regular Roth IRAs (which are available beginning in the 1998 tax year) this $2,000 limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. AGI for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

   Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (SEE PART II, MAXIMUM CONTRIBUTIONS: ROLLOVER IRA, ABOVE).

CONVERSION ROTH IRA: Beginning in the 1998 tax year, rollovers or conversions may be made from non-Roth IRAs to a Conversion Roth IRA. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's adjusted gross income ("AGI") for the taxable year cannot exceed $100,000 (joint or individual) and he or she must not be married filing a separate tax return (unless the taxpayer lives apart from his of her spouse at all times during the year). A rollover from a non- Roth IRA to a Conversion Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Conversion Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

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SPOUSAL ROTH IRA ARRANGEMENT: Beginning in the 1998 tax year, if the "non-working" spouse's compensation is less than $2,000, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth IRA) is $150,000 or below, a contribution of up to $2,000 may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The $2,000 limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $2,000 may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education IRAs) for both spouses cannot exceed $4,000. If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working' spouse) is less than $4,000, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of $2,000 or the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).

SEP IRA PLAN: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). After December 31, 1996, new SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified timeframes in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F. DISTRIBUTIONS:

   1. NON-ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS:

      Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary. UNDER A ROTH IRA, YOU ARE NOT REQUIRED TO TAKE DISTRIBUTIONS WHILE YOU ARE LIVING, EVEN AFTER YOU REACH AGE 70 1/2.

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      RATE OF DISTRIBUTION: If you arrange for the value of your IRA Plan (other than a Roth IRA) to be paid to you as retirement income rather than as one lump sum, then you must abide by IRS rules governing how quickly the value of your IRA plan must be paid out to you. Generally, it is acceptable to have an insurance company annuity pay income to you for as long as you live, or for as long as you and your beneficiary live.

      Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

      Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required under IRS regulations, unless your spouse is the designated beneficiary.

      NON ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS AFTER DEATH. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.

   2. ROTH IRA DISTRIBUTION REQUIREMENTS:

      ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS WHILE YOU ARE LIVING. As long as you are alive, you are not required to take distributions from a Roth IRA, even after you reach age 70 1/2.

      ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS AFTER YOUR DEATH. Minimum distribution requirements apply to Roth IRAs only after you die. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining portion of your policy interests will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

      If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a

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      period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the year following the year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reach age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

      Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

   3. TAKING REQUIRED MINIMUM DISTRIBUTIONS FROM ONE IRA:

      AGGREGATING MINIMUM DISTRIBUTIONS: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, Ameritas cannot monitor the required distribution amounts from Ameritas IRAs. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

PART III. RESTRICTIONS AND TAX CONSIDERATIONS:

A. TIMING OF CONTRIBUTIONS: Once you establish an IRA, (including a Regular Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B. TIMING OF ROTH IRA CONVERSIONS: Conversions from a non-Roth IRA to a Roth IRA for a TAX YEAR, MUST BE INITIATED SO THAT THE DISTRIBUTION OR TRANSFER FROM THE NON-ROTH IRA IS MADE BY DECEMBER 31 OF THAT YEAR. YOU DO NOT HAVE UNTIL THE DUE DATE OF YOUR TAX RETURN FOR A YEAR TO CONVERT A REGULAR IRA TO A CONVERSION ROTH IRA FOR THAT TAX YEAR. For example, if you wish to convert a Regular IRA to a Conversion Roth IRA in 1998, the conversion and transfer must be made by December 31, 1998, even though your tax return for 1998 may not be due until April 15, 1999.

C. DEDUCTIBLE IRA CONTRIBUTIONS: The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your

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    spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

    If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

    If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

    If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

    Active participants with income above the phaseout range are not entitled to an IRA deduction. Due to changes made by the Taxpayer Relief Act of 1997, the phaseout limits are scheduled to increase as follows:


    YEAR                          MARRIED FILING JOINTLY                   SINGLE/HEAD OF HOUSEHOLD
    ----           AGI            ----------------------        AGI        ------------------------
    1998............................$50,000-$ 60,000............................$30,000-$40,000
    1999............................$51,000-$ 61,000............................$31,000-$41,000
    2000............................$52,000-$ 62,000............................$32,000-$42,000
    2001............................$53,000-$ 63,000............................$33,000-$43,000
    2002............................$54,000-$ 64,000............................$34,000-$44,000
    2003............................$60,000-$ 70,000............................$40,000-$50,000
    2004............................$65,000-$ 75,000............................$45,000-$55,000
    2005............................$70,000-$ 80,000............................$50,000-$60,000
    2006............................$75,000-$ 85,000............................$50,000-$60,000
    2007 and thereafter.............$80,000-$100,000............................$50,000-$60,000

    You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

    Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.


D. NON-DEDUCTIBLE REGULAR IRA CONTRIBUTIONS: It is possible for you to make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). For plan years beginning on or after January 1, 1998, the sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. IF YOU WISH TO MAKE A NON-DEDUCTIBLE CONTRIBUTION, YOU MUST REPORT THIS ON YOUR TAX RETURN BY FILING FORM 8606 (NON-DEDUCTIBLE IRA). REMEMBER, YOU ARE REQUIRED TO KEEP TRACK OF YOUR NON-DEDUCTIBLE CONTRIBUTIONS AS AVLIC DOES NOT KEEP A RECORD OF THESE FOR YOU. THIS INFORMATION WILL BE NECESSARY TO DOCUMENT THAT THE CONTRIBUTIONS WERE MADE ON A NON-DEDUCTIBLE BASIS AND THEREFORE, ARE NOT TAXABLE UPON DISTRIBUTION.



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E. EFFECTS OF CONVERSION OF REGULAR IRA TO ROTH IRA: If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion. However, if the conversion takes place in 1998, or if the conversion amount is distributed in 1998 and contributed to a Roth IRA within 60 days of your receipt of the distribution, one quarter of the taxable amount will be includable in your income in 1998 and in each of the next three tax years. However, an individual who makes a conversion prior to January 1, 1999, can elect to include the full taxable conversion amount in income for 1998. This election is made on IRS Form 8606 by the individual and cannot be made or changed after the due date (including extensions) for filing the 1998 Federal income tax return. If a taxpayer dies before the end of the 4-year spread, the taxable portion of the conversion amount which has not been included in income will generally be taxable in the year of the taxpayer's death. However, if the sole beneficiary of the Roth IRA is the surviving spouse, he or she can elect to continue the 4-year spread. In addition, if the 4-year spread rule is utilized for 1998 conversions, any distributions of amounts subject to the 4-year spread occurring before 2001, will require acceleration of income inclusion as explained in the section which follows on TAXABILITY OF ROTH IRA DISTRIBUTIONS. (SEE PART III. J.)

    Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty. In addition, under 1998 technical corrections, if an amount allocable to a conversion contribution is distributed from the Roth IRA during the 5-year period (beginning with the first day of the individual's taxable year in which the conversion contribution was made), it will be subject to a 10-percent premature distribution penalty tax (but only to the extent the conversion amount distributed was includable in gross income as a result of the conversion).

    You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. IT WILL ALSO BE IMPORTANT FOR YOU TO KEEP TRACK OF AND REPORT ANY REGULAR OR CONVERSION CONTRIBUTIONS YOU MAKE TO YOUR ROTH IRAS AS REQUIRED BY THE IRS. CONVERSION CONTRIBUTIONS MUST BE REPORTED ON IRS FORM 8606.

F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS: IRA owners are permitted, beginning in 1998, to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

    Examples of where a recharacterization election might be useful or desired include: where an individual discovers he was ineligible to convert a regular IRA to a Roth IRA because his adjusted gross income exceeded $100,000; amounts were erroneously rolled over from a traditional IRA to a SIMPLE IRA; or an individual decides after he has made a contribution to a regular IRA for a tax year that he is eligible for and prefers to contribute to a Roth IRA, or vice versa. Recharacterizations are not permitted where a deduction has been taken for the contribution to the first IRA; the contribution to the first IRA was the

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    result of a tax-free transfer or; the original contribution was an employer contribution to a SIMPLE or SEP IRA.

    RECONVERSION RULES:

    Also, the IRS has issued guidance that indicates amounts recharacterized from a conversion Roth IRA to a Regular IRA, may be "reconverted" to a Roth IRA one time in 1998 after November 1, 1998; and one time in 1999. For purposes of the rule applicable in 1998 and 1999, the IRA owner is not treated as having previously converted an amount if the conversion failed because he or she was ineligible to convert because of his or her AGI or tax filing status. Also, under the 1998-1999 rule, any reconversion that violates the "one reconversion" rule, is treated as an "excess reconversion" rather than a "failed conversion". In other words, with an "excess reconversion" the Roth IRA owner is still treated as having made a conversion to a Roth IRA, but the "excess reconversion' and the last preceding recharacterization are disregarded in determining the owner's taxable conversion amount (which is based on the last reconversion that was not an "excess reconversion").

    For taxable years after 1999, if you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (SEE PART III. G., EXCESS CONTRIBUTIONS, BELOW). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. CONSULT WITH YOUR TAX ADVISOR BEFORE ATTEMPTING A "RECONVERSION".

G. EXCESS CONTRIBUTIONS: There is a 6% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 6% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (SEE PART III. F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS ABOVE).

    EXCESS CONTRIBUTIONS TO A CONVERSION ROTH IRA: If you are ineligible and convert a Regular IRA to a Conversion Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Conversion Roth IRA). In tax years after 1999, you may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (SEE PART III. F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS ABOVE).

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H. LOANS AND PROHIBITED TRANSACTIONS: You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value(or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I. TAXABILITY OF REGULAR IRA DISTRIBUTIONS: Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non- deductible IRA contributions bear to the balance of all IRAs of the individual.

J. TAXABILITY OF ROTH IRA DISTRIBUTIONS: "Qualified distributions" from a Roth IRA are not included in the taxpayer's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a five-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death;
     (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first-time home purchase (up to a lifetime limit of $10,000). The five-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the taxpayer. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

     If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the taxpayer is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. FOR THIS REASON IT IS IMPORTANT THAT YOU KEEP TRACK OF WHEN YOUR CONVERSION CONTRIBUTIONS ARE MADE TO YOUR ROTH IRA. (SEE PART III. L., PREMATURE IRA DISTRIBUTIONS).

     Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both Regular Roth IRAs and Conversion Roth IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year


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    period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

    THE RULES FOR TAXING NON-QUALIFIED DISTRIBUTIONS AND PREMATURE DISTRIBUTIONS OF CONVERSION AMOUNTS FROM A ROTH IRA ARE COMPLEX. TO ENSURE THAT YOU RECEIVE THE TAX RESULT YOU DESIRE, YOU SHOULD CONSULT WITH YOUR TAX ADVISOR BEFORE TAKING A DISTRIBUTION FROM A ROTH IRA.

K. LUMP SUM DISTRIBUTION: If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

L. PREMATURE IRA DISTRIBUTIONS: There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, and if you receive a distribution of conversion amounts within the five-year period beginning with the year in which the conversion occurred, any amounts distributed that were taxable as a conversion in the year of conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary; (4) distributions made on or after January 1, 1997 for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made on or after January 1, 1997, to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made on or after January 1, 1998 for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; or (7) qualified first-time home buyer distributions made on or after January 1, 1998 (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (SEE ROTH IRA EXCEPTIONS BELOW). Also, beginning January 1, 2000, distributions to satisfy a levy issued by the IRS will also be exempt from the 10% penalty tax.

    Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

    Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (SEE TAXABILITY OF ROTH IRA DISTRIBUTIONS) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the five-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion.

M. MINIMUM REQUIRED DISTRIBUTIONS: SEE PART II. F.1. AND F.2., NON-ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS AND ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS. If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

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N. GIFT AND ESTATE TAX CONSEQUENCES: The designation of a beneficiary to receive funds from a Regular or a Roth IRA is not considered a transfer subject to federal gift taxes. However, funds remaining in your IRA (Regular or Roth) at the time of your death are includable in your federal gross estate for tax purposes. In addition, if the owner of an IRA or Roth IRA transfers his or her IRA or Roth IRA to another individual by gift, the gift will be considered an assignment and cause the assets of the IRA or Roth IRA to be deemed distributed to the owner, and will no longer be treated as held in the IRA. The IRS has indicated that for gifts of a Roth IRA made prior to October 1, 1998, if the entire interest in the Roth IRA is reconveyed to the original Roth IRA owner prior to January 1, 1999, the IRS will disregard the gift and reconveyance for most tax purposes.

O. MAXIMUM DISTRIBUTIONS: The Taxpayer Relief Act of 1997 repealed both the 15% excess accumulation estate tax and excess distribution excise tax which previously applied to excess retirement plan accumulations at death and excess lifetime retirement plan distributions. These rules are repealed for plan distributions made and decedents who die after December 31, 1996.

P. TAX FILING-REGULAR IRAS: You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

Q. TAX FILING-ROTH IRA: It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply.

R. TAX ADVICE: Ameritas is providing this general information as required by regulations issued under the Internal Revenue Code and assumes no responsibility for its application to your particular tax situation. Please consult with your personal tax advisor regarding specific questions you may have.

    With respect to ROTH IRAS, you should be aware that Congress has recently enacted legislation that substantially revises the rules relating to distributions from and conversions to Roth IRAs which applies retroactive to January 1, 1998. Because of this, and because guidance regarding these changes has just recently been finalized by the Internal Revenue Service, you should consult with a tax advisor prior to establishing, making contributions to, or taking distributions from a Roth IRA, to ensure that you receive the tax result you anticipate.

S. ADDITIONAL INFORMATION: You may obtain more information about IRA Plans from any district office of the IRS and IRS Publication 590.

PART IV. STATUS OF AMERITAS IRA PLAN:

INTERNAL REVENUE SERVICE APPROVAL LETTER: Ameritas has received approval from the Internal Revenue Service as to the form of No Load Variable Annuity (Form
4080), for use in funding Regular IRA plans. The Policy has also been approved as to form for use in funding a SIMPLE IRA. It has not, however, been submitted to

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the IRS for approval of its use as a Roth IRA, but it is expected that it will be in due course. You may be required to accept a revised Roth IRA endorsement if the IRS requires changes to your issued Roth IRA during the IRS approval process. Such approval, when received, is a determination only as to the form of the Annuity Contract, and does not represent a determination of the merits of the annuity.

PART V. FINANCIAL DISCLOSURE:

The following is a general description and required financial disclosure information for the variable annuity product, No Load Variable Annuity (Form
4080) offered by Ameritas, hereafter referred to as the policy.

In order for you to achieve your retirement objectives, you should be prepared to make your IRA Plan a long term savings program. An IRA is not suited to short-term savings, nor was it intended to be by Congress, as indicated by the general rule that penalties apply to withdrawals before age 59 1/2, subject to certain exceptions. SEE PART III; PREMATURE IRA DISTRIBUTIONS. However, you should be aware of the values in your IRA Plan during the early years as well as at retirement.

Prior to the annuity date, the policy allows you to accumulate funds based on the investment experience of the assets underlying the policy in the Separate Account or the Fixed Account. Currently, the assets which underlie the Separate Account are invested exclusively in shares of mutual funds, the "Funds", managed or administered by fund managers. Each of the Subaccounts of the Separate Account invest solely in the corresponding portfolio of the Funds. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives which are described in the accompanying prospectus for the Funds which you would have received when making an application for your annuity. The accumulation value of your IRA Plan allocated to the Separate Account will vary in accordance with the investment performance of the Subaccounts you selected. Therefore, for assets in the Separate Account, you bear the entire investment risk prior to the annuity date.

Premium payments and subsequent allocations to the Fixed Account are placed in the general account of Ameritas which supports insurance and annuity obligations. Policyowners are paid interest on the amounts placed in the Fixed Account at guaranteed rates (3.0%) or at higher rates declared by Ameritas.

ACCUMULATION VALUE: On the effective date, the accumulation value of the policy is equal to the premium received, reduced by any applicable premium taxes. Thereafter, the accumulation value of the policy is determined as of the close of trading on the New York Stock Exchange on each valuation date by multiplying the number of accumulation units for each Subaccount credited to the policy by the current value of an accumulation unit for each Subaccount, and by adding the amount deposited in the Fixed Account, plus interest. The current value of an accumulation unit reflects the increase or decrease in value due to investment results of the Subaccount and certain charges, as described below. The number of accumulation units credited to the policy is decreased by any annual policy fee, any withdrawals and, upon annuitization, any applicable premium taxes and charges.

A valuation period is the period between successive valuation dates. It begins at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The accumulation value is expected to change from valuation period to valuation period, reflecting the net investment experience of the selected portfolios of the Funds, interest earned in the Fixed Account, additional premium payments, withdrawals, as well as the deduction of any applicable charges under the policy. GROWTH IN THE ACCUMULATION VALUE BASED ON INVESTMENTS IN THE ACCOUNT IS NEITHER GUARANTEED NOR PROJECTED.

VALUE OF ACCUMULATION UNITS: The accumulation units of each Subaccount are valued separately. The value of an accumulation unit may change each valuation period according to the net investment performance of the shares purchased by each Subaccount and the daily charge under the policy for mortality and expense risks, and if applicable, any federal and state income tax charges.

CASH SURRENDER VALUE: The amount available for withdrawal, which is the accumulation value less any applicable premium taxes, and, in the case of a full withdrawal, the annual policy fee.

ANNUAL POLICY FEE: An annual policy fee of $25, is deducted from the accumulation value on the last valuation date of each policy year and on a full withdrawal if between policy anniversaries. This charge

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reimburses Ameritas for the administrative costs of maintaining the policy on Ameritas' system. This charge may be increased to a maximum of $40.

MORTALITY AND EXPENSE RISK CHARGE: Ameritas imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. For assuming these risks, Ameritas makes a daily charge equal to an annual rate of 0.75% (current; 0.95% guaranteed) of the value of the average daily net assets of the Account. This charge is subtracted when determining the daily accumulation unit value. If this charge is insufficient to cover assumed risks, the loss will fall on Ameritas. Conversely, if the charge proves more than sufficient, any excess will be added to Ameritas' surplus. No mortality and expense risk charge is imposed on the Fixed Account.

TAXES: Ameritas will charge and deduct premium taxes as required by state law and in accordance with any applicable company election. Applicable premium tax rates depend upon such factors as the policyowner's current state of residency, and the insurance laws and the status of Ameritas in states where premium taxes are incurred. Currently, premium taxes range from 0% to 3.5% of the premium paid. Applicable premium tax rates are subject to change by legislation, administrative interpretations, or judicial acts. The owner will be notified of any applicable premium taxes.

WITHDRAWALS: The owner may make a withdrawal of the policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living, by sending a written request to Ameritas. Withdrawals may be either systematic or elective. Systematic withdrawals provide for an automatic withdrawal, whereas, each elective withdrawal must be elected by the owner. Systematic withdrawals are available on a monthly, quarterly, semi-annual or annual mode. This withdrawal right may be restricted by Section 403(b)(11) of the Internal Revenue Code if the annuity is used in connection with a Section 403(b) retirement plan. No withdrawals may be made after the annuity date except as permitted under the particular annuity option. The amount available for a withdrawal is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any applicable premium taxes, and in the case of a full withdrawal, less the annual policy fee that would be due on the last valuation date of the policy year. The accumulation value may be paid in a lump sum to the owner, or, if elected, all or any part may be paid out under an annuity income option.

SALES COMMISSIONS: No deductions are made from the premium payments for sales charges. Compensation to the sales force is a maximum .5% based on premiums paid for broker/dealers other than AIC, and an asset-based administrative compensation of .10% (annualized).


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                             EMPLOYEE BENEFIT PLAN
AMERITAS [LOGO]              INFORMATION STATEMENT

                      401(A) PENSION/PROFIT SHARING PLANS

For purchasers of a 401(a) Pension/Profit Sharing Plan, the purpose of this statement is to inform you as an independent Fiduciary of the Employee Benefit Plan, of the Sales Representative's relationship to and compensation from Ameritas Life Insurance Corp. (Ameritas), as well as to describe certain fees and charges under the No Load Variable Annuity Policy being purchased from the Sales Representative.

The Sales Representative is appointed with Ameritas as its Sales Representative and is a Securities Registered Representative. In this position, the Sales Representative is employed to procure and submit to Ameritas applications for contracts, including applications for No Load Variable Annuity.

COMMISSIONS, FEES AND CHARGES

The following commissions, fees and charges apply to No Load Variable Annuity (policy):

SALES COMMISSION: No deductions are made from the premium payments for sales charges. Compensation to the Sales Representative's Broker/Dealer is a maximum of up to .5% based on premiums paid for broker/dealers other than AIC, and an asset-based administrative compensation of .10 (annualized).

ANNUAL POLICY FEE: An annual policy fee of $25 is deducted from the accumulation value in the policy on the last valuation date of each policy year or on a full withdrawal if between policy anniversaries. This charge reimburses Ameritas for the administrative costs of maintaining the policy on Ameritas system. This charge may be increased to a maximum of $40.

MORTALITY AND EXPENSE RISK CHARGE: Ameritas imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. Ameritas makes a daily charge equal to an annual rate of 0.75% (current; 0.95% guaranteed) of the value of the average daily net assets of the Account under the policies. This charge is subtracted when determining the daily accumulation unit value. If this charge is insufficient to cover assumed risks, the loss will fall on Ameritas. Conversely, if the charge proves more than sufficient, any excess will be added to Ameritas' surplus. No mortality and expense risk charge is imposed on the Fixed Account.

WITHDRAWALS: The policyowner may make a withdrawal of the policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living by sending a written request to Ameritas. Withdrawals may be either systematic or elective. Systematic withdrawals provide for an automatic withdrawal, whereas, each elective withdrawal must be elected by the owner. Systematic withdrawals are available on a monthly, quarterly, semi-annual or annual mode. No withdrawals may be made after the annuity date except as permitted under the particular annuity option. The amount available for withdrawal is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any applicable premium taxes, and in the case of a full withdrawal, the annual policy fee that would be due on the last valuation date of the policy year. The accumulation value may be paid in a lump sum to the owner, or if elected, all or any part may be paid out under an annuity income option.

TAXES: Ameritas will deduct premium taxes upon receipt of a premium payment or upon annuitization depending upon the requirements of the law of the state of the policyowner's residence. Currently, premium taxes range from 0% to 3.5% of the premium paid, but are subject to change by legislation, administrative interpretations, or judicial act.

FUND INVESTMENT ADVISORY FEES AND EXPENSES: At the direction of the policyowner, the Separate Account LLVA purchases shares of Funds which are available for investment under this policy. The net assets of the Separate Account LLVA will reflect the value of the Fund shares and therefore, investment advisory fees and other expenses of the Funds. A complete description of these fees and expenses is contained in the Funds' Prospectuses.


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QD- 16   IRS/SEP SIMPLE/ROTH NO LOAD VARIABLE ANNUITY 2/99

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PART B                                                 REGISTRATION NO. 333-5529

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVA

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                    FLEXIBLE PREMIUM VARIABLE ANNUITY POLICY

                                   OFFERED BY

                         AMERITAS LIFE INSURANCE CORP.
                           (A NEBRASKA STOCK COMPANY)
                                5900 "O" STREET
                            LINCOLN, NEBRASKA 68510
                            ------------------------


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Variable Annuity Policy ("Policy") offered by Ameritas Life Insurance Corp. ("Ameritas"). You may obtain a copy of the Prospectus dated May 1, 1999, by writing Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510, or calling, 1-800-255-9678. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


DATED: MAY 1, 1999



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                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY.............................      2
THE POLICY..................................................      2
  Accumulation Value........................................      2
  Value of Accumulation Units...............................      2
  Calculation of Performance Data...........................      3
  Total Return..............................................      3
  Yields....................................................      6
GENERAL MATTERS.............................................      6
  The Policy................................................      6
  Non-Participating.........................................      6
  Assignment................................................      7
  Annuity Data..............................................      7
  Ownership.................................................      7
  IRS Required Distributions................................      7
FEDERAL TAX MATTERS.........................................      7
  Taxation of Ameritas......................................      7
  Tax Status of the Policies................................      8
  Qualified Policies........................................      8
DISTRIBUTION OF THE POLICY..................................      9
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................      9
STATE REGULATION............................................      9
LEGAL MATTERS...............................................      9
OTHER INFORMATION...........................................      9
FINANCIAL STATEMENTS........................................     10



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                        GENERAL INFORMATION AND HISTORY:

In order to supplement the description in the Prospectus, the following provides additional information concerning the company and its history.


Ameritas Life Insurance Corp. Separate Account LLVA ("the Separate Account") is a separate investment account of Ameritas Life Insurance Corp. established under Nebraska Law on October 26, 1995. Ameritas Life Insurance Corp. ("Ameritas") is a stock life insurance company domiciled in Nebraska since 1887. The Home Office of Ameritas is at 5900 "O" Street, Lincoln, Nebraska 68501.


Effective January 1, 1998, Ameritas converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraska Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policyowners of the mutual company.


Currently, 16 Subaccounts of the Separate Account are available under the contracts. Each Subaccount invests in a corresponding investment portfolio of, Berger Institutional Products Trust ("Berger IPT"), the Neuberger & Berman Advisers Management Trust ("Neuberger & Berman AMT"), Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., (collectively "Strong Funds(R)") or Rydex Variable Trust ("Rydex").


                                   THE POLICY

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to the owners.

ACCUMULATION VALUE

The Accumulation Value of a Policy on each valuation date is equal to:

(1) the aggregate of the values attributable to the Policy in each Subaccount on the valuation date, determined for each Subaccount by multiplying the Subaccount's accumulation unit price by the number of the Subaccount accumulation units allocated to the Policy and/or the net allocation plus interest in the Fixed Account; plus;

(2) the amount deposited in the Fixed Account, plus interest; less

(3) any withdrawal made on the valuation date; less

(4) any annual policy fee deducted on that valuation date. In computing the accumulation value, the number of Subaccount accumulation units allocated to the Policy is determined after any transfer among the Subaccounts.

VALUE OF ACCUMULATION UNITS

The value of each Subaccount's accumulation units reflects the investment performance of that Subaccount. The accumulation unit price of each Subaccount shall be calculated by:

(1) multiplying the per share net asset value of the corresponding Fund portfolio on the valuation date by the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

(2) a daily charge, currently 0.002049% (equivalent to an annual rate of .75%), not to exceed 0.002595% (equivalent to an annual rate of .95% of the average daily net assets), for mortality and expense risks; minus

(3) any applicable charge for federal and state income taxes, if any; and

(4) dividing the result by the total number of accumulation units held in the Subaccount on the valuation date, before the purchase or redemption of any units on that date.

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CALCULATION OF PERFORMANCE DATA

As disclosed in the prospectus, premium payments will be allocated to the Separate Account LLVA which has ten Subaccounts, with the assets of each invested in corresponding portfolios of Berger IPT, Neuberger & Berman AMT, or Strong ("the Funds"), or to the Fixed Account. From time to time Ameritas will advertise the performance data of the portfolios of the Funds.

Performance information for any subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donahue Money Market Institutional Averages;
(2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Standardized average annual total returns will be provided for the period since the subaccounts have been offered in the Separate Account. The tables below are established to demonstrate performance results for each underlying portfolio with charges deducted at the Separate Account level as if the policy had been in force from the commencement of the portfolio. The performance information is based on the historical investment experience of the underlying portfolios and does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18% which is the steady rate that would equal 100% grown on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

The subaccounts, other than the Liquid Asset subaccount, will quote average annual returns for the period since offered in the Separate Account, after deducting charges at the Separate Account level. The average annual total returns will be computed by finding the average annual compounded rates of return over a period of one, five, and ten years (or, if less, up to the life of the subaccount), that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T)(n) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. This formula is used to obtain standardized average annual total return. The returns will reflect the mortality and expense risk charge (guaranteed not to exceed .95% on an annual basis), and the annual policy fee. Because there is no surrender charge, the average annual total return would be the same for the relevant time periods if the contract is continued.

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The following table shows the average annual total return on a hypothetical investment in the subaccounts for the last year, five years, and ten years (or, if less, up to the life of the subaccount) for the period ending December 31, 1998. The subaccounts have been offered since January 22, 1997.



           AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/98



                                                                                                   SINCE OFFERED
                                          SUBACCOUNT                                                   IN THE
                                        INCEPTION DATE         ONE YEAR         FIVE YEAR         SEPARATE ACCOUNT
                                        --------------         --------         ---------         ----------------
BERGER IPT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
100 Fund                                   1/22/97              12.91%             N/A                  13.63%
Small Company Growth                       1/22/97              -1.40              N/A                   9.80
NEUBERGER & BERMAN AMT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                      1/22/97               1.11%             N/A                   3.61%
Growth                                     1/22/97              12.17              N/A                  20.48
Partners                                   1/22/97               0.93              N/A                  15.72
Balanced                                   1/22/97               8.85              N/A                  13.97


STRONG FUNDS(R) PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
Growth Fund II                             1/22/97              25.22%             N/A                  26.99%
International Stock Fund II                1/22/97              -7.99              N/A                 -11.08
Opportunity Fund II                        1/22/97              10.20              N/A                  17.86
RYDEX PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
Nova Fund                                   5/1/99                N/A              N/A                    N/A
Ursa Fund                                   5/1/99                N/A              N/A                    N/A
OTC Fund                                    5/1/99                N/A              N/A                    N/A
Precious Metals Fund                        5/1/99                N/A              N/A                    N/A
U.S. Government Bond Fund                   5/1/99                N/A              N/A                    N/A
Juno Fund                                   5/1/99                N/A              N/A                    N/A



PERFORMANCE



Quotations of average annual total return may also be shown for a Subaccount for periods prior to the date the portfolio was offered through the Separate Account, based upon the actual historical performance of the mutual fund portfolio in which the subaccount invests. This information reflects all actual charges and deductions of the mutual fund Portfolio and all Separate Account charges and deductions, with respect to the Contracts, that hypothetically would have been made had the Separate Account, with respect to the Contracts, been invested in these Portfolios for all the periods indicated. This is calculated in a manner similar to standardized average annual total return except the total return is based on an initial investment of $30,000.



The following table shows the historical average annual total return on an investment in the subaccounts for the last year, five years, and ten years (or, if less, up to the life of the portfolio) for the period ending December 31, 1998.


      HISTORICAL AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/98

                                                                                                  10 YEARS OR
                                             INCEPTION         ONE YEAR         FIVE YEAR         LIFE OF FUND
                                             ---------         --------         ---------         ------------
BERGER IPT PORTFOLIOS
-----------------------------------------
100 Fund                                     05/01/96           15.32%              N/A               11.77%
Small Company Growth                         05/01/96            1.02               N/A                7.16
NEUBERGER & BERMAN AMT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                        09/10/84            3.53%             4.32%               5.91%*
Growth                                       09/10/84           14.58             14.35               12.99*
Partners                                     03/22/94            3.35               N/A               18.54
Balanced                                     02/28/89           11.26             10.46               10.43



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                                                                                                  10 YEARS OR
                                             INCEPTION         ONE YEAR         FIVE YEAR         LIFE OF FUND
                                             ---------         --------         ---------         ------------


STRONG FUNDS(R) PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Growth Fund II                               12/31/96           27.64%              N/A               28.18%
International Stock Fund II                  10/20/95           -5.57               N/A               -2.94
Opportunity Fund II                          05/08/92           12.62             16.07%              18.04
RYDEX PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Nova Fund
Ursa Fund
OTC Fund
Precious Metals Fund
U.S. Government Bond Fund
Juno Fund


---------------
* 10 Year Figure


In addition to average annual returns, the Subaccounts, other than the Liquid Asset subaccount, may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. The cumulative total return on an investment in the Subaccounts will be shown for the period of one, five, and ten years (or, if less, up to the life of the subaccount). The returns reflect the mortality and expense risk charge (guaranteed not to exceed
 .95% on an annual basis), and the policy fee. Because there is no surrender charge, the cumulative total return would be the same for the relevant time periods if the contract is continued.



The following table shows the historical cumulative total return on an investment of $30,000 in the Subaccounts for the last year, five years, and ten years (or, if less, up to the life of the portfolio) for the period ending December 31, 1998.


        HISTORICAL CUMULATIVE TOTAL RETURN FOR PERIOD ENDING ON 12/31/98


                                                                                                  10 YEARS OR
                                                               ONE YEAR         FIVE YEAR         LIFE OF FUND
                                                               --------         ---------         ------------
BERGER IPT PORTFOLIOS
-----------------------------------------
100 Fund                                                        15.32%              N/A               34.73%
Small Company Growth                                             1.02               N/A               20.43
NEUBERGER & BERMAN AMT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                                            3.53%            24.01%              78.56%
Growth                                                          14.58             96.12              240.78
Partners                                                         3.35               N/A              128.02
Balanced                                                        11.26             65.02              166.48


STRONG FUNDS(R) PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Growth Fund II                                                  27.64%              N/A               64.49%
International Stock Fund II                                     -5.57               N/A               -9.02
Opportunity Fund II                                             12.62            111.26              202.93
RYDEX PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Nova Fund
Ursa Fund
OTC Fund
Precious Metals Fund
U.S. Government Bond Fund
Juno Fund


---------------
* 10 Year Figure


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YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

Current yield for Liquid Asset Subaccount reflects the income generated by a subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical subaccount having one Accumulation Unit at the beginning of the period adjusting for the annual policy fee, and dividing the difference by the value of the Subaccount at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Liquid Asset subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.


The net average yield for the 7-day period ended December 31, 1998 for the Liquid Asset Portfolio was 3.43% and the net effective yield for the 7-day period ended December 31, 1998 for the Liquid Asset Portfolio was 3.50%.


Current yield for subaccounts other than the Liquid Asset subaccount reflects the income generated by a subaccount over a 30-day period. Current yield is calculated by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the formula:

                          YIELD = 2[( a-b + 1)(6) - 1]
                                         cd

Where a = net investment income earned during the period by the portfolio company attributable to shares owned by the subaccount, b = expenses accrued for the period (net of reimbursements), c = the average daily number of accumulation units outstanding during the period, and d = the maximum offering price per accumulation unit on the last day of the period. The yield reflects the mortality and expense risk charge and the annual policy fee.

GENERAL MATTERS

THE POLICY

The Policy, the application, any supplemental applications, and any amendments or endorsements make up the entire contract. All statements made in the application, in the absence of fraud, are considered representations and not warranties. Only statements in the application that is attached to the Policy and any supplemental applications made a part of the Policy when a change went into effect can be used to contest a claim or the validity of the Policy. Only the President, Vice President, Secretary or Assistant Secretary of Ameritas can modify the Policy. Any changes must be made in writing, and approved by Ameritas. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Ameritas.


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ASSIGNMENT

Any non-qualified policy and any qualified policy, if permitted by the plan or by law relevant to the plan applicable to the qualified policy, may be assigned by the owner prior to the annuity date and during the annuitant's lifetime. Ameritas is not responsible for the validity of any assignment. No assignment will be recognized until Ameritas receives written notice thereof. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, not withstanding any settlement agreement in effect at the time the assignment was executed. Ameritas shall not be liable as to any payment or other settlement made by Ameritas before receipt of written notice.

ANNUITY DATA

Ameritas will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to Ameritas.

OWNERSHIP

The owner of the Policy on the policy date is the annuitant, unless otherwise specified in the application. During the annuitant's lifetime, all rights and privileges under this Policy may be exercised solely by the owner. Ownership passes to the Owner's Designated Beneficiary upon the death of the owner(s). If there is no Owner's Designated Beneficiary, or if no Owner's Designated Beneficiary is living, ownership will pass to the owner's estate. From time to time Ameritas may require proof that the owner is still living.

In order to change the owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with Ameritas at its Home Office. The change will take effect as of the date the change is recorded at the Home Office, and Ameritas will not be liable for any payment made or action taken before the change is recorded. The payment of proceeds is subject to the rights of any assignee of record. A change in the owner will be valid only upon absolute and complete assignment of the Policy. A collateral assignment is not a change of ownership.

IRS REQUIRED DISTRIBUTIONS

If the owner dies before the entire interest in the Policy is distributed, the value of the Policy must be distributed to the Owner's Designated Beneficiary as described in this section so that the Policy qualifies as an annuity under the Code. If the owner is not an individual, death of the annuitant will be treated as death of the owner.

If the death occurs on or after the annuity date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If the death occurs before the annuity date, the entire interest in the Policy will be distributed within five years after date of death or be used to purchase an immediate annuity under which payments will begin within one year of the owner's death and will be made for the life of the owner's designated beneficiary or for a period not extending beyond the life expectancy of that beneficiary.

The owner's designated beneficiary is the person to whom ownership of the Policy passes by reason of death of the owner and must be a natural person. Ameritas reserves the right to require proof of death.


If the owner's interest is payable to (or for the benefit of) the surviving spouse of the owner, the surviving spouse will be treated as the original owner for purposes of applying the above distribution requirements.


FEDERAL TAX MATTERS

TAXATION OF AMERITAS

Ameritas is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Ameritas and its operations form a part of Ameritas, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and


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                                                                       NLVA    7

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realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Policy values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing federal income tax law, Ameritas believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

TAX STATUS OF THE POLICIES


Section 817(h) of the Code provides in substance that Section 72 of the Code will not apply and Ameritas will not be treated as the owner of the assets of the Separate Account unless the investments made by the Separate Account are "adequately diversified" in accordance with regulations prescribed by the Secretary of Treasury (the "Treasury"). If the segregated account is not "adequately diversified" any increase in the value of a variable annuity contract will be taxed to the owner currently. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by Treasury regulations which affect how the Funds' assets may be invested. Although Ameritas does not control the Funds, it has entered into an agreement regarding participation in the Funds, which requires the Funds to be operated in compliance with the requirements prescribed by the Treasury.


QUALIFIED POLICIES

The Policies are designed for use with several types of qualified plans. The following are brief descriptions of qualified plans with which the policies may be used:

a. H.R. 10 Plans -- Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees. Such plans commonly are referred to as "H.R. 10" or "Keogh' plans. Taxation of plan participants depends on the specified plan.

     The Code governs such plans with respect to maximum contributions, distribution dates, non-forfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form preapproved by the Internal Revenue Service, is adopted and implemented by the employer. When issued in connection with H.R. 10 plans, a Policy may be subject to special requirements to conform to the requirements under such plans.

b. Individual Retirement Annuities -- Section 408 of the Code permits certain individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA." IRAs are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of a Policy for use with an IRA may be subject to special requirements of the Internal Revenue Service. Purchasers of a Policy for such purposes will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.


c. Roth IRAs -- Section 408A of the Code permits certain individuals to an individual retirement program known as a "Roth Individual Retirement Annuity" or a "Roth IRA." Roth IRAs are subject to limits on eligibility and maximum contributions. Unlike regular IRAs, Roth IRAs are not subject to minimum distribution requirements at age 70 1/2. In addition, certain qualified distributions from a Roth IRA may not be subject to federal income tax on withdrawal. Distributions from other types of qualified plans may not, as a general rule, be rolled over to a Roth IRA. However, a regular IRA can be converted to a Roth IRA in certain circumstances. Sales of a Policy for use as a Roth IRA may be subject to special requirements of the Internal Revenue Service. Purchasers of a Roth IRA Policy will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.



d. SIMPLE IRAs -- Section 408(p) of the Code permits certain small employers to establish a "SIMPLE Individual Annuity" or "SIMPLE IRA" plan for the benefit of its eligible employees. Employers who maintain SIMPLE IRA plans make a specified amount of either matching or non-elective contributions to SIMPLE IRAs of eligible employees. Employees may also make salary deferred contributions to their SIMPLE IRAs. The Code specifies limits on eligibility, contributions, and the timing of distributions, among other things. Sales of SIMPLE IRAs may be subject to special requirements of the Internal



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8   NLVA

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     Revenue Service. Purchasers of a SIMPLE IRA Policy will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.



e. Corporation Pension and Profit Sharing Plans -- Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Policies in order to provide benefits under the plans.


DISTRIBUTION OF THE POLICY


Ameritas Investment Corp. ("AIC"), the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AIC is wholly owned by AMAL Corporation. Ameritas owns a majority interest in AMAL Corporation.



The Policies are offered to the public directly from Ameritas, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase. The Policies may also be purchased through brokers licensed under the federal securities laws and state insurance laws, and properly licensed banking institutions that have entered into agreements with AIC. The offering of the Policies is continuous and AIC may discontinue the offering of this policy in certain states and continue to offer it in other states.



Gross variable annuity compensation for the Policies and for all other variable annuity policies issued by Ameritas totaled $10,129 for 1998, $4,677 for 1997, and $0 for 1996.


SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to assets of the Separate Account is held by Ameritas. The assets are kept physically segregated and held separate and apart from Ameritas' general account assets. Accumulation values deposited or transferred to the Fixed Account are held in the General Account of Ameritas. Records are maintained of all purchases and redemptions of eligible portfolio shares held by each of the Subaccounts.

STATE REGULATION

Ameritas is a stock life insurance company organized under the laws of Nebraska, and is subject to regulation by the Nebraska State Department of Insurance. An annual statement is filed with the Nebraska Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of Ameritas as of December 31 of the preceding calendar year. Periodically, the Nebraska Commissioner of Insurance examines the financial condition of Ameritas, including the liabilities and reserves of the Separate Account.

In addition, Ameritas is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review process. Where required by state law or regulation, the Policy will be modified accordingly.

LEGAL MATTERS


All matters of Nebraska law pertaining to the validity of the Policy and Ameritas' right to issue such Policies under Nebraska law have been passed upon by Donald R. Stading, Senior Vice President, Secretary and Corporate General Counsel of Ameritas.


OTHER INFORMATION

A registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the Prospectus. Statements contained in this Statement of Additional Information and the Prospectus concerning the content of the policies and other legal


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                                                                       NLVA    9

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instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Ameritas, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Ameritas to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.




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10   NLVA

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                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998

                           ASSETS

INVESTMENTS AT NET ASSET VALUE:

  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
     Balanced Portfolio -- 20,403.196 shares at $16.34
     per share (cost $370,646)..............................  $  333,388
     Growth Portfolio -- 6,394.129 shares at $26.29
     per share (cost $161,243)..............................     168,102
     Partners Portfolio -- 58,345.968 shares at $18.93
     per share (cost $1,058,638)............................   1,104,489
     Limited Maturity Bond Portfolio -- 85,552.309 shares
       at $13.82 per share (cost $1,183,028)................   1,182,333
     Liquid Assets Portfolio -- 501,601.800 shares at
     $1.00 per share (cost $501,602)........................     501,602

  STRONG VARIABLE INSURANCE FUNDS, INC.:
     International Stock Fund II Portfolio -- 14,371.502
      shares at $8.78 per share (cost $152,237).............     126,182
     Growth Fund II Portfolio -- 13,728.553 shares at $16.02
      per share (cost $188,514).............................     219,931

  STRONG OPPORTUNITY FUND II, INC.: (STRONG OPP. FUND II)
     Opportunity Fund II, Inc. Portfolio -- 25,384.875
      shares at $21.72 per share (cost $504,803)............     550,708

  BERGER INSTITUTIONAL PRODUCTS TRUST:
     100 Fund Portfolio -- 15,450.338 shares at $12.89
     per share (cost $203,241)..............................     199,155
     Small Company Growth Portfolio -- 7,402,572 shares
       at $12.28 per share (cost $78,170)...................      90,903
                                                              ----------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS..............  $4,476,793
                                                              ==========




The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                            STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                        NEUBERGER & BERMAN
                                                                    ADVISERS MANAGEMENT TRUST
                                                     --------------------------------------------------------
                                                                   BALANCED         GROWTH         PARTNERS
                                                      TOTAL      PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)
                                                     --------    ------------    ------------    ------------
                      1998
INVESTMENT INCOME:
  Dividend distributions received................    $ 65,389      $  5,727        $    --         $  2,423
  Mortality and expense risk charge..............      23,840         3,102            680            5,837
                                                     --------      --------        -------         --------
NET INVESTMENT INCOME (LOSS).....................      41,549         2,625           (680)          (3,414)
                                                     ========      ========        =======         ========
REALIZED AND UNREALIZED GAIN(LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments........     145,859        40,221         20,701           76,334
  Net change in unrealized appreciation
     (depreciation)..............................     (11,596)      (45,597)        (1,241)         (13,224)
                                                     --------      --------        -------         --------
NET GAIN (LOSS) ON INVESTMENTS...................     134,263        (5,376)        19,460           63,110
                                                     --------      --------        -------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................    $175,812      $ (2,751)       $18,780         $ 59,696
                                                     ========      ========        =======         ========
                      1997
INVESTMENT INCOME:
  Dividend distributions received................    $ 16,062      $    201        $    --         $     --
  Mortality and expense risk charge..............       6,504           437            294            1,972
                                                     --------      --------        -------         --------
NET INVESTMENT INCOME (LOSS).....................       9,558          (236)          (294)          (1,972)
                                                     --------      --------        -------         --------
REALIZED AND UNREALIZED GAIN(LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments........       8,134           516             --               --
  Net change in unrealized appreciation
     (depreciation)..............................      86,268         8,338          8,100           59,076
                                                     --------      --------        -------         --------
NET GAIN (LOSS) ON INVESTMENTS...................      94,402         8,854          8,100           59,076
                                                     --------      --------        -------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................    $103,960      $  8,618        $ 7,806         $ 57,104
                                                     ========      ========        =======         ========


---------------
 (1) Commenced business 02/12/97
 (2) Commenced business 03/05/97
 (3) Commenced business 03/18/97
 (4) Commenced business 02/12/97
 (5) Commenced business 01/22/97
 (6) Commenced business 02/04/97
 (7) Commenced business 02/04/97
 (8) Commenced business 02/10/97
 (9) Commenced business 03/05/97
(10) Commenced business 02/04/97



The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     NEUBERGER & BERMAN              STRONG VARIABLE          STRONG OPP.    BERGER INSTITUTIONAL PRODUCTS
 ADVISERS MANAGEMENT TRUST        INSURANCE FUNDS, INC.         FUND II                  TRUST
----------------------------   ----------------------------   ------------   ------------------------------
  LIMITED                      INTERNATIONAL                  OPPORTUNITY                        SMALL
  MATURITY                         STOCK          GROWTH        FUND II,                        COMPANY
    BOND       LIQUID ASSETS      FUND II        FUND II          INC.         100 FUND          GROWTH
PORTFOLIO(4)   PORTFOLIO(5)    PORTFOLIO(6)    PORTFOLIO(7)   PORTFOLIO(8)   PORTFOLIO(9)    PORTFOLIO(10)
------------   -------------   -------------   ------------   ------------   -------------   --------------
  $32,282         $22,523        $    918        $    --        $ 1,124         $   355         $    37
    5,226           3,658             775            707          1,574           1,683             598
  -------         -------        --------        -------        -------         -------         -------
   27,056          18,865             143           (707)          (450)         (1,328)           (561)
  =======         =======        ========        =======        =======         =======         =======
       --              --              --             --          8,510              93              --
   (4,691)             --         (13,898)        29,108         43,282          (6,259)            924
  -------         -------        --------        -------        -------         -------         -------
   (4,691)             --         (13,898)        29,108         51,792          (6,166)            924
  -------         -------        --------        -------        -------         -------         -------
  $22,365         $18,865        $(13,755)       $28,401        $51,342         $(7,494)        $   363
  =======         =======        ========        =======        =======         =======         =======
  $   220         $11,576        $    401        $   233        $    95         $ 3,336         $    --
      487           1,831             259             89            179             682             274
  -------         -------        --------        -------        -------         -------         -------
     (267)          9,745             142            144            (84)          2,654            (274)
  -------         -------        --------        -------        -------         -------         -------
       --              --             520            502          1,365           5,231              --
    3,996              --         (12,157)         2,310          2,623           2,173          11,809
  -------         -------        --------        -------        -------         -------         -------
    3,996              --         (11,637)         2,812          3,988           7,404          11,809
  -------         -------        --------        -------        -------         -------         -------
  $ 3,729         $ 9,745        $(11,495)       $ 2,956        $ 3,904         $10,058         $11,535
  =======         =======        ========        =======        =======         =======         =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEAR ENDED DECEMBER 31, 1998 AND 1997

                                                                              NEUBERGER & BERMAN
                                                                          ADVISERS MANAGEMENT TRUST
                                                                 --------------------------------------------
                                                                   BALANCED         GROWTH         PARTNERS
                                                     TOTAL       PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)
                                                   ----------    ------------    ------------    ------------
                      1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment income (loss)...................  $   41,549      $  2,625        $   (680)      $   (3,414)
  Net realized gain (loss) on investments........     145,859        40,221          20,701           76,334
  Net change in unrealized appreciation
     (depreciation)..............................     (11,596)      (45,597)         (1,241)         (13,224)
                                                   ----------      --------        --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................     175,812        (2,751)         18,780           59,696
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...................................   2,282,739       119,564          76,318          459,751
                                                   ----------      --------        --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........   2,458,551       116,813          95,098          519,447
                                                   ----------      --------        --------       ----------
NET ASSETS AT JANUARY 1, 1998....................   2,018,242       216,575          73,004          585,042
                                                   ----------      --------        --------       ----------
NET ASSETS AT DECEMBER 31, 1998..................  $4,476,793      $333,388        $168,102       $1,104,489
                                                   ==========      ========        ========       ==========
                      1997
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment income (loss)...................  $    9,558      $   (236)       $   (294)      $   (1,972)
  Net realized gain (loss) on investments........       8,134           516              --               --
  Net change in unrealized appreciation
     (depreciation)..............................      86,268         8,338           8,100           59,076
                                                   ----------      --------        --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................     103,960         8,618           7,806           57,104
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...................................   1,914,282       207,957          65,198          527,938
                                                   ----------      --------        --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........   2,018,242       216,575          73,004          585,042
                                                   ----------      --------        --------       ----------
NET ASSETS AT JANUARY 1, 1997....................          --            --              --               --
                                                   ----------      --------        --------       ----------
NET ASSETS AT DECEMBER 31, 1997..................  $2,018,242      $216,575        $ 73,004       $  585,042
                                                   ==========      ========        ========       ==========

---------------
 (1) Commenced business 02/12/97
 (2) Commenced business 03/05/97
 (3) Commenced business 03/18/97
 (4) Commenced business 02/12/97
 (5) Commenced business 01/22/97
 (6) Commenced business 02/04/97
 (7) Commenced business 02/04/97
 (8) Commenced business 02/10/97
 (9) Commenced business 03/05/97
(10) Commenced business 02/04/97


The accompanying notes are an integral part of these financial statements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         NEUBERGER & BERMAN              STRONG VARIABLE           STRONG OPP.        BERGER INSTITUTIONAL
     ADVISERS MANAGEMENT TRUST        INSURANCE FUNDS, INC.          FUND II             PRODUCTS TRUST
    ----------------------------   ----------------------------   -------------   ----------------------------
       LIMITED         LIQUID      INTERNATIONAL      GROWTH       OPPORTUNITY                   SMALL COMPANY
    MATURITY BOND      ASSETS      STOCK FUND II     FUND II      FUND II, INC.     100 FUND        GROWTH
    PORTFOLIO(4)    PORTFOLIO(5)   PORTFOLIO(6)    PORTFOLIO(7)   PORTFOLIO(8)    PORTFOLIO(9)   PORTFOLIO(10)
    -------------   ------------   -------------   ------------   -------------   ------------   -------------
     $   27,056       $ 18,865       $    143        $   (707)      $   (450)       $ (1,328)       $  (561)
             --             --             --              --          8,510              93             --
         (4,691)            --        (13,898)         29,108         43,282          (6,259)           924
     ----------       --------       --------        --------       --------        --------        -------
         22,365         18,865        (13,755)         28,401         51,342          (7,494)           363
        658,736        182,137         76,345         172,715        454,387          56,778         26,008
     ----------       --------       --------        --------       --------        --------        -------
        681,101        201,002         62,590         201,116        505,729          49,284         26,371
     ----------       --------       --------        --------       --------        --------        -------
        501,232        300,600         63,592          18,815         44,979         149,871         64,532
     ----------       --------       --------        --------       --------        --------        -------
     $1,182,333       $501,602       $126,182        $219,931       $550,708        $199,155        $90,903
     ==========       ========       ========        ========       ========        ========        =======
     $     (267)      $  9,745       $    142        $    144       $    (84)       $  2,654        $  (274)
             --             --            520             502          1,365           5,231             --
          3,996             --        (12,157)          2,310          2,623           2,173         11,809
     ----------       --------       --------        --------       --------        --------        -------
          3,729          9,745        (11,495)          2,956          3,904          10,058         11,535
        497,503        290,855         75,087          15,859         41,075         139,813         52,997
     ----------       --------       --------        --------       --------        --------        -------
        501,232        300,600         63,592          18,815         44,979         149,871         64,532
     ----------       --------       --------        --------       --------        --------        -------
             --             --             --              --             --              --             --
     ----------       --------       --------        --------       --------        --------        -------
     $  501,232       $300,600       $ 63,592        $ 18,815       $ 44,979        $149,871        $64,532
     ==========       ========       ========        ========       ========        ========        =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA
                         NOTES TO FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established under Nebraska law on October 26, 1995. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1998 there are ten subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of the Neuberger & Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger & Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Two of the subaccounts invest only in a corresponding Portfolio of the Strong Variable Insurance Funds, Inc. and one subaccount invests only in a corresponding Portfolio of Strong Opportunity Fund II, Inc. Both funds are diversified open-end management investment companies and are managed by Strong Capital Management, Inc. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds, and the value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts.

USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

    The assets of the account are carried at the net asset value of the underlying Portfolios of the Funds. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES

    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2. POLICYOWNER CHARGES

    ALIC charges the account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVA

                         NOTES TO FINANCIAL STATEMENTS


3. SHARES OWNED


The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:


                                                     NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                     -----------------------------------------------------------------------------
                                                                                       LIMITED
                                                                                       MATURITY
                                       BALANCED         GROWTH         PARTNERS          BOND        LIQUID ASSETS
                                     PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)    PORTFOLIO(4)    PORTFOLIO(5)
                                     ------------    ------------    ------------    ------------    -------------
Shares owned at January 1,
  1998...........................     12,167.134      2,390.452       28,400.091      35,498.016       300,600.080
Shares acquired..................     50,129.086      4,473.475       44,871.307      51,682.206     4,371,682.690
Shares disposed of...............     41,893.024        469.798       14,925.430       1,627.913     4,170,680.970
                                      ----------      ---------       ----------      ----------     -------------
Shares owned at December 31,
  1998...........................     20,403.196      6,394.129       58,345.968      85,552.309       501,601.800
                                      ==========      =========       ==========      ==========     =============

Shares owned at January 1,
  1997...........................             --             --               --              --                --
Shares acquired..................     12,638.796      2,932.267       30,237.460      37,110.661     4,880,248.700
Shares disposed of...............        471.662        541.815        1,837.369       1,612.645     4,579,648.620
                                      ----------      ---------       ----------      ----------     -------------
Shares owned at December 31,
  1997...........................     12,167.134      2,390.452       28,400.091      35,498.016       300,600.080
                                      ==========      =========       ==========      ==========     =============

---------------
 (1) Commenced business 02/12/97
 (2) Commenced business 03/05/97
 (3) Commenced business 03/18/97
 (4) Commenced business 02/12/97
 (5) Commenced business 01/22/97
 (6) Commenced business 02/04/97
 (7) Commenced business 02/04/97
 (8) Commenced business 02/10/97
 (9) Commenced business 03/05/97
(10) Commenced business 02/04/97

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      STRONG VARIABLE           STRONG OPP.        BERGER INSTITUTIONAL
   INSURANCE FUNDS, INC.          FUND II             PRODUCTS TRUST
----------------------------   -------------   ----------------------------
INTERNATIONAL                                                     SMALL
    STOCK          GROWTH       OPPORTUNITY                      COMPANY
   FUND II        FUND II      FUND II, INC.     100 FUND        GROWTH
PORTFOLIO(6)    PORTFOLIO(7)   PORTFOLIO(8)    PORTFOLIO(9)   PORTFOLIO(10)
-------------   ------------   -------------   ------------   -------------
  6,823.144       1,511.266      2,072.755      13,489.758      5,350.946
  8,593.796      16,051.054     25,586.526      38,729.529      2,807.857
  1,045.438       3,833.767      2,304.406      36,768.951        756.231
 ----------      ----------     ----------      ----------     ----------
 14,371.502      13,728.553     25,354.875      15,450.336      7,402.572
 ==========      ==========     ==========      ==========     ==========

         --              --             --              --             --
  7,748.521       1,520.146      3,281.788      14,664.414      5,888.960
    925.377           8.880      1,209.033       1,174.656        538.014
 ----------      ----------     ----------      ----------     ----------
  6,823.144       1,511.266      2,072.755      13,489.758      5,350.946
 ==========      ==========     ==========      ==========     ==========


--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                          CONSOLIDATED BALANCE SHEETS
                     (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                      DECEMBER 31
                                                                ------------------------
                                                                   1998          1997
                                                                ----------    ----------
                           ASSETS
Investments:
  Fixed maturity securities held to maturity (fair value
     $620,543 -- 1998, $792,856 -- 1997)....................    $  586,419    $  754,581
  Fixed maturity securities available for sale (amortized
     cost $466,025 -- 1998, $462,831 -- 1997)...............       484,491       479,990
  Equity securities (cost $59,411 -- 1998,
     $59,383 -- 1997).......................................       121,905       108,744
  Mortgage loans on real estate.............................       222,151       228,709
  Loans on insurance policies...............................        29,047        70,638
  Real estate, less accumulated depreciation
     ($17,431 -- 1998, $18,324 -- 1997).....................        33,420        43,085
  Other investments.........................................        45,104        33,971
  Short-term investments....................................         1,341           655
                                                                ----------    ----------
     Total Investments......................................     1,523,878     1,720,373
Cash and cash equivalents...................................        79,019        83,139
Accrued investment income...................................        20,104        25,186
Deferred policy acquisition costs...........................       171,201       164,564
Property and equipment, less accumulated depreciation
  ($31,985 -- 1998, $29,199 -- 1997)........................        20,946        20,191
Other assets................................................        21,903        16,668
Closed block assets.........................................       309,326            --
Separate accounts...........................................     1,954,931     1,437,165
                                                                ----------    ----------
       Total................................................    $4,101,308    $3,467,286
                                                                ==========    ==========
            LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves................................    $  100,190    $  364,168
Policy and contract claims..................................        29,823        27,467
Accumulated contract values.................................     1,019,849     1,039,938
Unearned policy charges.....................................        12,160        13,177
Unearned reinsurance ceded allowance........................         1,480         1,763
Federal income taxes:
  Current...................................................         6,710           339
  Deferred..................................................        50,795        46,236
Dividends payable...........................................            --        10,134
Other liabilities...........................................        45,509        41,467
Closed block liabilities....................................       334,622            --
Separate accounts...........................................     1,954,931     1,436,677
                                                                ----------    ----------
     Total Liabilities......................................     3,556,069     2,981,366
                                                                ----------    ----------
Commitments and contingencies
Minority interest in subsidiary.............................        27,523        24,483
Common stock, par value $0.10 per share; 25,000,000 shares
  authorized, issued and outstanding........................         2,500            --
Additional paid-in capital..................................         5,000            --
Retained earnings...........................................       459,065       419,797
Accumulated other comprehensive income......................        51,151        41,640
                                                                ----------    ----------
     Total Stockholder's Equity.............................       517,716       461,437
                                                                ----------    ----------
       Total................................................    $4,101,308    $3,467,286
                                                                ==========    ==========

The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)


                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
INCOME:
Insurance revenues:
  Premiums:
     Life insurance.........................................    $ 21,159    $ 26,794    $ 26,855
     Accident and health insurance..........................     256,742     181,952     163,557
  Contract charges..........................................      68,145      57,199      49,667
  Reinsurance, net..........................................      19,930      (1,037)     (6,205)
  Reinsurance ceded allowance...............................       3,667       2,475       1,746
Investment revenues:
  Investment income, net....................................     130,102     137,744     126,862
  Realized gains, net.......................................      14,288      10,295      13,103
Other.......................................................      23,011      14,987       8,961
Loss in closed block........................................        (105)         --          --
                                                                --------    --------    --------
                                                                 536,939     430,409     384,546
                                                                --------    --------    --------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits............................................      19,879      20,710      18,402
  Surrender benefits........................................       6,730      10,084      10,708
  Accident and health benefits..............................     200,405     130,908     112,005
  Interest credited.........................................      68,698      66,788      65,494
  Decrease in policy and contract reserves..................      (2,570)     (3,307)     (5,060)
  Other.....................................................      21,920      23,747      23,216
Sales and operating expenses................................     126,199      90,737      77,086
Amortization of deferred policy acquisition costs...........      18,584      16,441      16,790
                                                                --------    --------    --------
                                                                 459,845     356,108     318,641
                                                                --------    --------    --------
Income before federal income taxes and minority interest in
  earnings of subsidiary....................................      77,094      74,301      65,905
Income taxes -- current.....................................      27,229      26,401      29,081
Income taxes -- deferred....................................         157          39      (1,560)
                                                                --------    --------    --------
  Total federal income taxes................................      27,386      26,440      27,521
                                                                --------    --------    --------
Income before minority interest in earnings of subsidiary...      49,708      47,861      38,384
Minority interest in earnings of subsidiary.................      (2,940)     (1,987)     (1,259)
                                                                --------    --------    --------
Net income..................................................    $ 46,768    $ 45,874    $ 37,125
                                                                ========    ========    ========


The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)

                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 1998       1997       1996
                                                                -------    -------    -------
Net income..................................................    $46,768    $45,874    $37,125
Other comprehensive income (loss), net of tax:
  Unrealized gains on securities:
     Unrealized holding gains (losses) arising during the
       period
       (net of deferred tax of $6,913 -- 1998,
       $11,628 -- 1997,
       and $814 -- 1996)....................................     12,646     21,290      1,512
     Reclassification adjustment for gains included in net
       income
       (net of deferred tax of $1,635 -- 1998,
       $2,548 -- 1997,
       and $4,285 -- 1996)..................................     (3,036)    (4,733)    (7,958)
     Minority interest......................................        (99)      (158)        27
                                                                -------    -------    -------
  Other comprehensive income (loss).........................      9,511     16,399     (6,419)
                                                                -------    -------    -------
Comprehensive income........................................    $56,281    $62,273    $30,706
                                                                =======    =======    =======

The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                         (IN THOUSANDS, EXCEPT SHARES)

                                                                                        ACCUMULATED
                                         COMMON STOCK        ADDITIONAL                    OTHER            TOTAL
                                      -------------------    PAID - IN     RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                       SHARES      AMOUNT     CAPITAL      EARNINGS       INCOME           EQUITY
                                      ---------    ------    ----------    --------    -------------    -------------
BALANCE, January 1, 1996..........           --    $  --       $   --      $336,798       $31,660         $368,458
Net unrealized investment losses,
  net.............................           --       --           --            --        (6,446)          (6,446)
Minority interest in net
  unrealized investment losses,
  net.............................           --       --           --            --            27               27
Net income........................           --       --           --        37,125            --           37,125
                                      ---------    ------      ------      --------       -------         --------
BALANCE, December 31, 1996........           --       --           --       373,923        25,241          399,164
Net unrealized investment gains,
  net.............................           --       --           --            --        16,557           16,557
Minority interest in net
  unrealized investment gains,
  net.............................           --       --           --            --          (158)            (158)
Net income........................           --       --           --        45,874            --           45,874
                                      ---------    ------      ------      --------       -------         --------
BALANCE, December 31, 1997........           --       --           --       419,797        41,640          461,437
Issuance of common stock..........    25,000,000   2,500        5,000        (7,500)           --               --
Net unrealized investment gains,
  net.............................           --       --           --            --         9,610            9,610
Minority interest in net
  unrealized investment gains,
  net.............................           --       --           --            --           (99)             (99)
Net income........................           --       --           --        46,768            --           46,768
                                      ---------    ------      ------      --------       -------         --------
BALANCE, December 31, 1998........    25,000,000   $2,500      $5,000      $459,065       $51,151         $517,716
                                      =========    ======      ======      ========       =======         ========

The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
OPERATING ACTIVITIES
Net income..................................................    $ 46,768    $ 45,874    $ 37,125
Adjustments to reconcile net income to net cash from
  operating activities:
  Depreciation and amortization.............................       5,717       5,275       4,231
  Amortization of deferred policy acquisition costs.........      19,090      16,441      16,790
  Policy acquisition costs deferred.........................     (40,349)    (36,117)    (30,611)
  Interest credited to contract values......................      69,487      66,788      65,494
  Amortization of discounts or premiums.....................      (4,611)     (1,747)     (1,513)
  Net realized gains on investment transactions.............     (14,288)    (10,295)    (13,103)
  Deferred income taxes.....................................         157          39      (1,560)
  Minority interest in earnings of subsidiary...............       2,940       1,987       1,259
  Change in assets and liabilities:
     Accrued investment income..............................        (455)        (10)     (1,071)
     Other assets...........................................      (6,544)     (3,239)     (1,372)
     Policy and contract reserves...........................      (2,798)     (3,446)      2,266
     Policy and contract claims.............................       3,992       6,047       2,538
     Unearned policy charges................................      (1,017)       (315)     (2,141)
     Unearned reinsurance ceded allowance...................        (283)        511         373
     Federal income taxes payable -- current................       5,422      (7,977)      1,300
     Dividends payable......................................         479        (183)       (111)
     Other liabilities......................................       6,039       6,509       5,445
     Cash from closed block.................................      (2,526)         --          --
                                                                --------    --------    --------
Net cash from operating activities..........................      87,220      86,142      85,339
                                                                --------    --------    --------
INVESTING ACTIVITIES
Purchase of investments:
  Fixed maturity securities held to maturity................     (62,244)    (39,522)   (122,182)
  Fixed maturity securities available for sale..............    (137,319)   (115,864)    (40,572)
  Equity securities.........................................     (21,944)    (29,432)    (19,925)
  Mortgage loans on real estate.............................     (68,518)    (56,251)    (57,248)
  Real estate...............................................        (998)     (1,676)       (642)
  Short-term investments....................................      (1,632)     (2,124)     (5,844)
  Other investments.........................................     (16,343)     (6,026)    (23,073)
Proceeds from sale of investments:
  Fixed maturity securities available for sale                    14,447      16,419       4,774
  Equity securities -- unaffiliated.........................      24,681      19,914      18,676
  Equity securities -- affiliated...........................          --          --         190
  Real estate...............................................      14,117       1,723         951
  Other investments.........................................       4,166         649       7,949

The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
INVESTING ACTIVITIES (CONTINUED)
Proceeds from maturities or repayment of investments:
  Fixed maturity securities held to maturity................    $ 84,662    $ 68,069    $ 71,317
  Fixed maturity securities available for sale..............      68,338      45,942      36,519
  Mortgage loans on real estate.............................      37,810      49,750      34,594
  Real estate...............................................          --          --          --
  Other investments.........................................       5,325       6,278      15,106
  Short-term investments....................................         958       3,050      16,571
Purchase of property and equipment..........................      (4,002)     (5,413)     (3,711)
Proceeds from sale of property and equipment................          43          45          78
Net change in loans on insurance policies...................      (3,377)     (2,622)      1,252
Closed block investing activities...........................         178          --          --
                                                                --------    --------    --------
Net cash from investing activities..........................     (61,652)    (47,091)    (65,220)
                                                                --------    --------    --------
FINANCING ACTIVITIES
Contribution for minority interest in subsidiary............          --       1,530      22,445
Net change in accumulated contract values...................     (30,380)    (34,584)    (47,186)
Closed block financing activities...........................         692          --          --
                                                                --------    --------    --------
Net cash from financing activities..........................     (29,688)    (33,054)    (24,741)
                                                                --------    --------    --------
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS............      (4,120)      5,997      (4,622)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD............      83,139      77,142      81,764
                                                                --------    --------    --------
CASH AND CASH EQUIVALENTS AT END OF PERIOD..................    $ 79,019    $ 83,139    $ 77,142
                                                                ========    ========    ========
Supplemental cash flow information:
  Cash paid for income taxes................................    $ 21,936    $ 34,397    $ 27,748
Non-cash financing activities:
  Issuance of common stock..................................    $  7,500    $     --    $     --
  Assets transferred to closed block........................     307,754          --          --
  Liabilities transferred to closed block...................     332,223          --          --

The accompanying notes to consolidated financial statements are an integral part of these statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

On September 13, 1997, the Board of Directors of Ameritas Life Insurance Corp. (Ameritas) adopted the Plan which authorized the reorganization (Reorganization) of Ameritas into a mutual insurance holding company structure. The Nebraska Department of Insurance held a public hearing on the Reorganization on October 14, 1997 and approved the Plan on October 24, 1997. The policyowners' of Ameritas approved the Plan on December 8, 1997 and the Reorganization became effective on January 1, 1998 (effective date).

Pursuant to the Reorganization, Ameritas (i) formed Ameritas Mutual Insurance Holding Company (AMHC) as a mutual insurance holding company under the insurance laws of the State of Nebraska, (ii) formed Ameritas Holding Company (AHC) as an intermediate stock holding company under the general laws of the State of Nebraska, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyowners of Ameritas were separated -- the membership interests automatically became, by operation of law, membership interests in AMHC and the contractual rights remained in Ameritas. Each person who becomes the owner of a designated policy issued by Ameritas after the effective date of the Reorganization will become a member of AMHC and have a membership interest in AMHC so long as such policy remains in force. The membership interests in AMHC follow, and are not severable, from the policy from which the membership interest in AMHC is derived.

On the effective date, Ameritas issued 25 million of its authorized shares of capital stock to AMHC. AMHC then contributed all of these to AHC in exchange for 20 million shares of its common stock. As a result, AHC directly owns Ameritas, and AMHC indirectly owns Ameritas, through AHC. The reorganization was accounted for at historical cost in a manner similar to a pooling of interests. Accordingly, the accompanying financial statements and disclosures reflect the operations of Ameritas for all periods presented.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operates in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation (incorporated March 8, 1996), which owns 100% of Ameritas Variable Life Insurance Company and Ameritas Investment Corp. (a broker/dealer). In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp (a marketing organization for low-load insurance products); Ameritas Investment Advisors, Inc. (an advisor providing investment management services); and Ameritas Managed Dental Plan, Inc. (A prepaid dental organization).

CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared on a GAAP basis, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
Summarized financial information of the Closed Block as of December 31, 1998 and from October 1, 1998 to December 31, 1998, is as follows (in thousands):

                                                                CLOSED BLOCK
                                                                ------------
ASSETS:
  Fixed maturity securities held to maturity (fair value
     $156,499)..............................................      $148,398
  Fixed maturity securities available for sale (amortized
     cost $53,679)..........................................        56,384
  Mortgage loans on real estate.............................        38,756
  Loans on insurance policies...............................        44,968
  Cash and cash equivalents.................................         1,656
  Accrued investment income.................................         5,537
  Deferred policy acquisition costs.........................        12,364
  Other assets..............................................         1,263
                                                                  --------
     Total Closed Block Assets..............................      $309,326
                                                                  ========
LIABILITIES:
  Policy and contract reserves..............................      $261,180
  Policy and contract claims................................         1,636
  accumulated contract values...............................        59,196
  Dividends payable.........................................        10,613
  Other liabilities.........................................         1,997
                                                                  --------
     Total Closed Block Liabilities.........................      $334,622
                                                                  ========
INCOME, BENEFITS AND EXPENSES:
  Premiums..................................................      $  4,354
  Investment income, net....................................         5,054
  Policy benefits...........................................        (5,123)
  Sales and operating expenses..............................          (812)
  amortization of deferred policy acquisition costs.........          (506)
  Dividends appropriated for policyowners...................        (3,072)
                                                                  --------
     Loss in Closed Block...................................      $   (105)
                                                                  ========

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Ameritas Life Insurance Corp. and its majority-owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been restated to conform to current year presentation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated other comprehensive income, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 1998 and 1997, and the associated interest income were not material.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships and real estate joint ventures accounted for using the equity method, and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowances for mortgage loans and wholly owned real estate are included with realized gains in the consolidated statements of operations.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS

The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
SEPARATE ACCOUNTS

The Company operates separate accounts on which the earnings or losses accrue exclusively to contractholders. The assets (principally investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The separate accounts are an investment alternative for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS

Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS

Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed periodically based on actual experience and changes in assumptions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                          DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Beginning balance...........................................    $164,564    $146,405    $130,420
Acquisition costs deferred..................................      40,324      36,117      30,611
Amortization of deferred policy acquisition costs...........     (18,584)    (16,441)    (16,790)
Amount transferred to closed block..........................     (12,845)         --          --
Adjustment for unrealized investment (gain)/loss............      (2,258)     (1,517)      2,164
                                                                --------    --------    --------
Ending balance..............................................    $171,201    $164,564    $146,405
                                                                ========    ========    ========

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS

A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

INCOME TAXES

All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, files a consolidated life/non-life tax return. An agreement among the members of the consolidated group provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns have been examined by the Internal Revenue Service
(IRS) through 1995. Management is currently appealing certain adjustments proposed by the IRS for tax years 1988 and 1990 through 1995, and believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Fixed maturity securities held to maturity..................    $ 53,680    $ 59,700    $ 59,366
Fixed maturity securities available for sale................      33,846      32,605      30,039
Equity securities...........................................       1,783       1,899       1,571
Mortgage loans on real estate...............................      20,312      19,866      19,376
Real estate.................................................      11,871      12,317       9,699
Loans on insurance policies.................................       3,849       4,341       4,265
Other investments...........................................       9,639      15,494       8,572
Short-term investments and cash and cash equivalents........       8,665       4,266       5,069
                                                                --------    --------    --------
  Gross investment income...................................     143,645     150,488     137,957
Investment expenses.........................................      13,543      12,744      11,095
                                                                --------    --------    --------
  Net investment income.....................................    $130,102    $137,744    $126,862
                                                                ========    ========    ========

Net pretax realized investment gains (losses) were as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Net gains (losses) on disposals, including calls, of
  investments
  Fixed maturity securities held to maturity................    $  2,235    $  1,059    $    237
  Fixed maturity securities available for sale..............       1,906         494         802
  Equity securities.........................................       2,764       6,787      11,439
  Mortgage loans on real estate.............................       1,583         959          66
  Real estate...............................................       5,877         502         136
  Other.....................................................          (2)        564         503
                                                                --------    --------    --------
                                                                  14,363      10,365      13,183
                                                                --------    --------    --------
Provisions for losses on investments
  Mortgage loans on real estate.............................        (100)        (20)        (80)
  Real estate...............................................          25         (50)         --
                                                                --------    --------    --------
Net pretax realized investment gains........................    $ 14,288    $ 10,295    $ 13,103
                                                                ========    ========    ========

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                  YEAR ENDED DECEMBER 31, 1998
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $ 14,447    $    433    $    302
Equity securities...........................................      24,681       3,874       1,110
                                                                --------    --------    --------
                                                                $ 39,128    $  4,307    $  1,412
                                                                ========    ========    ========

                                                                  YEAR ENDED DECEMBER 31, 1997
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $ 16,419    $    161    $      8
Equity securities...........................................      19,914       7,725         938
                                                                --------    --------    --------
                                                                $ 36,333    $  7,886    $    946
                                                                ========    ========    ========

                                                                  YEAR ENDED DECEMBER 31, 1996
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $  4,774    $     30    $    247
Equity securities...........................................      18,676      11,796         357
                                                                --------    --------    --------
                                                                $ 23,450    $ 11,826    $    604
                                                                ========    ========    ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS--(CONTINUED)
The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                     DECEMBER 31, 1998
                                                       ----------------------------------------------
                                                                      GROSS UNREALIZED
                                                       AMORTIZED     ------------------
                                                          COST        GAINS      LOSSES    FAIR VALUE
                                                       ----------    --------    ------    ----------
Fixed maturity securities held to maturity
  U.S. Corporate...................................    $  351,099    $ 20,258    $  417    $  370,940
  Mortgage-backed..................................       114,146       6,294        --       120,440
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        57,879       5,870        --        63,749
  Foreign..........................................        63,295       2,231       112        65,414
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities held to
       maturity....................................       586,419      34,653       529       620,543
                                                       ----------    --------    ------    ----------
Fixed maturity securities available for sale
  U.S. Corporate...................................       305,576      12,361       466       317,471
  Mortgage-backed..................................        80,018       1,295        19        81,294
  Asset-backed.....................................         7,998         202        --         8,200
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        58,841       4,425        --        63,266
  Foreign..........................................        13,592         668        --        14,260
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities available for
       sale........................................       466,025      18,951       485       484,491
                                                       ----------    --------    ------    ----------
  Equity securities................................        59,411      63,511     1,017       121,905
  Short-term investments...........................         1,341          --        --         1,341
                                                       ----------    --------    ------    ----------
     Total available for sale securities...........       526,777      82,462     1,502       607,737
                                                       ----------    --------    ------    ----------
       Total.......................................    $1,113,196    $117,115    $2,031    $1,228,280
                                                       ==========    ========    ======    ==========

                                                                     DECEMBER 31, 1997
                                                       ----------------------------------------------
                                                                      GROSS UNREALIZED
                                                       AMORTIZED     ------------------
                                                          COST        GAINS      LOSSES    FAIR VALUE
                                                       ----------    --------    ------    ----------
Fixed maturity securities held to maturity
  U.S. Corporate...................................    $  448,344    $ 23,764    $  423    $  471,685
  Mortgage-backed..................................       147,741       6,523        14       154,250
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        82,107       5,764        --        87,871
  Foreign..........................................        76,389       2,769       108        79,050
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities held to
       maturity....................................       754,581      38,820       545       792,856
                                                       ----------    --------    ------    ----------
Fixed maturity securities available for sale
  U.S. Corporate...................................       282,265      11,742       280       293,727
  Mortgage-backed..................................        86,370       1,957       165        88,162
  Asset-backed.....................................         7,997         169        --         8,166
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        67,342       3,455       242        70,555
  Foreign..........................................        18,857         524         1        19,380
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities available for
       sale........................................       462,831      17,847       688       479,990
                                                       ----------    --------    ------    ----------
  Equity securities................................        59,383      49,893       532       108,744
  Short-term investments...........................           655          --        --           655
                                                       ----------    --------    ------    ----------
     Total available for sale securities...........       522,869      67,740     1,220       589,389
                                                       ----------    --------    ------    ----------
       Total.......................................    $1,277,450    $106,560    $1,765    $1,382,245
                                                       ==========    ========    ======    ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS--(CONTINUED)
The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AVAILABLE FOR SALE        HELD TO MATURITY
                                                        ---------------------    ---------------------
                                                        AMORTIZED      FAIR      AMORTIZED      FAIR
                                                          COST        VALUE        COST        VALUE
                                                        ---------    --------    ---------    --------
Due in one year or less.............................    $ 15,916     $ 16,110    $  7,600     $  7,693
Due after one year through five years...............     168,635      175,041     130,762      136,181
Due after five years through ten years..............     150,487      156,680     243,218      257,923
Due after ten years.................................      42,971       47,167      90,693       98,306
Mortgage-backed and asset-backed securities.........      88,016       89,493     114,146      120,440
                                                        --------     --------    --------     --------
     Total..........................................    $466,025     $484,491    $586,419     $620,543
                                                        ========     ========    ========     ========

3. INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                    YEARS ENDED
                                                                    DECEMBER 31
                                                                --------------------
                                                                  1998        1997
                                                                --------    --------
Net unrealized investment gains.............................    $ 35,211    $ 29,569
Equity in subsidiaries......................................      12,058       9,992
Deferred policy acquisition costs...........................      53,003      47,713
Prepaid expenses............................................       3,903       3,246
Other.......................................................       2,277       2,327
                                                                --------    --------
Gross deferred tax liability................................     106,452      92,847
                                                                --------    --------
Future policy and contract benefits.........................      38,333      30,593
Deferred future revenues....................................       5,845       6,091
Policyowner dividends.......................................       3,715       3,547
Pension and postretirement benefits.........................       2,917       2,715
Other.......................................................       4,847       3,665
                                                                --------    --------
Gross deferred tax asset....................................      55,657      46,611
                                                                --------    --------
  Net deferred tax liability................................    $ 50,795    $ 46,236
                                                                ========    ========

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                                                    YEARS ENDED
                                                                    DECEMBER 31
                                                                --------------------
                                                                1998    1997    1996
                                                                ----    ----    ----
Federal statutory tax rate..................................    35.0%   35.0%   35.0%
Equity in subsidiaries......................................    2.6     2.4      1.2
Surplus tax.................................................     --     (2.7)    7.1
Other.......................................................    (2.1)   0.9     (1.5)
                                                                ----    ----    ----
  Effective tax rate........................................    35.5%   35.6%   41.8%
                                                                ====    ====    ====

The "surplus tax," IRC Section 809, is an imputation of income to mutual life insurance companies according to a formula based on a comparison of the returns of equity of the mutual and stock segments of the life insurance industry. The Company's provision for its surplus tax is based on the Company's best estimate of what its final surplus tax will be.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

4. EMPLOYEE AND AGENT BENEFIT PLANS

The Company has a noncontributory defined benefit plan covering substantially all employees. Plan benefits are based on years of credited service and the employee's compensation during the last five years of employment. The Company's funding policy is to make contributions each year at least equal to the minimum funding requirements for tax-qualified retirement plans. Pension costs include current service costs, which are accrued and funded on a current year basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets of the plan are not segregated.

The Company also provides certain health care benefits to retired employees. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company medical plan for the immediately preceding five years.

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets over the two-year period ending December 31, 1998, and a statement of the funded status as of December 31 of both years:

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            ------------------    ------------------
                                                             1998       1997       1998       1997
                                                            -------    -------    -------    -------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year...............    $23,232    $20,261    $ 4,498    $ 4,746
  Service cost..........................................      1,970      1,408        141        158
  Interest cost.........................................      1,777      1,496        251        304
  Actuarial (gain)/loss.................................      4,488      1,023       (711)      (552)
  Benefits paid.........................................       (721)      (956)      (155)      (158)
                                                            -------    -------    -------    -------
  Benefit obligation at end of year.....................    $30,746    $23,232    $ 4,024    $ 4,498
                                                            =======    =======    =======    =======
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year........    $24,271    $20,153    $ 1,767    $ 1,252
  Actual return on plan assets..........................      2,517      3,330        120         90
  Employer contributions................................      2,201      1,744         --        425
  Benefits paid.........................................       (721)      (956)        --         --
                                                            -------    -------    -------    -------
  Fair value of plan assets at end of year..............    $28,268    $24,271    $ 1,887    $ 1,767
                                                            =======    =======    =======    =======

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            ------------------    ------------------
                                                             1998       1997       1998       1997
                                                            -------    -------    -------    -------
Funded Status
  Funded status at end of year..........................    $(2,478)   $ 1,039    $(2,137)   $(2,731)
  Unrecognized net actuarial (gain)/loss................      3,086       (875)    (2,075)    (1,498)
  Unrecognized prior service cost.......................      1,143      1,236        (15)       (18)
                                                            -------    -------    -------    -------
  Prepaid/(accrued) benefit cost........................    $ 1,751    $ 1,400    $(4,227)   $(4,247)
                                                            =======    =======    =======    =======

Periodic pension expense for the Company included the following components:

                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 1998       1997       1996
                                                                -------    -------    -------
Service cost................................................    $ 1,970    $ 1,408    $ 1,223
Interest cost...............................................      1,777      1,496      1,866
Expected return on plan assets..............................     (2,517)    (3,329)    (2,817)
Amortization of transition (asset) obligation...............         94         94         94
Amortization of net loss....................................        526      1,742        838
                                                                -------    -------    -------
Net periodic benefit cost...................................    $ 1,850    $ 1,411    $ 1,204
                                                                =======    =======    =======

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

4. EMPLOYEE AND AGENT BENEFIT PLANS -- (CONTINUED)
Periodic postretirement medical expense for the Company included the following components:

                                                                YEARS ENDED DECEMBER 31
                                                                -----------------------
                                                                1998     1997     1996
                                                                -----    -----    -----
Service cost................................................    $ 141    $ 158    $ 177
Interest cost...............................................      251      304      315
Expected return on plan assets..............................     (124)     (89)     (57)
Amortization of prior service cost..........................       (2)      --       --
Amortization of net gain....................................     (130)     (77)     (35)
                                                                -----    -----    -----
Net periodic benefit cost...................................    $ 136    $ 296    $ 400
                                                                =====    =====    =====

The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                  PENSION
                                                                  BENEFITS      OTHER BENEFITS
                                                                ------------    --------------
                                                                1998    1997    1998     1997
                                                                ----    ----    -----    -----
Weighted-average assumptions as of December 31
  Discount rate.............................................    6.75    7.25    6.75     7.25
  Expected return on plan assets............................    8.00    8.00    7.50     7.50
  Rate of compensation increase.............................    4.50    4.50      --       --

The assumed health care trend line rate used in measuring the accumulated postretirement benefit obligation, for pre-65 employees, was 7.5% in 1997 decreasing linearly each successive year until it reaches 5.5% in 1999, after which it remains constant.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

                                                                1% INCREASE    1% DECREASE
                                                                -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement health care benefit cost......       $  17          $ (17)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................       $ 117          $(131)

The Company's employees and agents also participate in defined contribution plans that cover substantially all full-time employees and agents. Company contributions were $852 in 1998, $868 in 1997 and $800 in 1996.

5. INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME

Net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $41,019, $47,200, and $44,100 for 1998, 1997 and 1996, respectively and statutory surplus was $357,700, $311,300, and $257,300 at December 31, 1998, 1997 and 1996,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Department of Nebraska, the amount of dividends payable to stockholders are limited.

6. REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

6. REINSURANCE -- (CONTINUED)
The effect of reinsurance on premiums earned is as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Assumed.....................................................    $ 32,191    $  9,740    $  6,344
Ceded.......................................................     (12,261)    (10,777)    (12,549)
                                                                --------    --------    --------
                                                                $ 19,930    $ (1,037)   $ (6,205)
                                                                ========    ========    ========

The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

7. RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                  1998        1997        1996
                                                                --------    --------    --------
Balance at January 1........................................    $ 22,433    $ 17,957    $ 14,925
Reinsurance reserves (net)..................................      (1,748)        (89)        121
                                                                --------    --------    --------
                                                                  20,685      17,868      15,046
                                                                --------    --------    --------
Incurred related to:
  Current year..............................................     186,940     132,940     117,610
  Prior year................................................      (6,678)     (4,675)     (2,051)
                                                                --------    --------    --------
     Total incurred.........................................     180,262     128,265     115,559
                                                                --------    --------    --------
Paid related to:
  Current year..............................................     161,843     112,255      99,742
  Prior year................................................      14,007      13,193      12,995
                                                                --------    --------    --------
     Total paid.............................................     175,850     125,448     112,737
                                                                --------    --------    --------
                                                                  25,097      20,685      17,868
Reinsurance reserves (net)..................................       2,561       1,748          89
                                                                --------    --------    --------
Balance at December 31......................................    $ 27,658    $ 22,433    $ 17,957
                                                                ========    ========    ========

The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

8. COMMITMENTS AND CONTINGENCIES

INVESTMENTS

Securities commitments of $30,545 and $25,848, and mortgage loan and real estate commitments of $8,284 and $17,742 were outstanding for investments to be purchased in subsequent years as of December 31, 1998 and 1997, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LINE OF CREDIT

The Company has a $25,000 unsecured line of credit available at December 31, 1998. No balance was outstanding at any time during 1998 or 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

8. COMMITMENTS AND CONTINGENCIES -- (CONTINUED)
STATE LIFE AND HEALTH GUARANTY FUNDS

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $2,650 and $2,325 as of December 31, 1998 and 1997, respectively.

LITIGATION

From time to time, the Company and its subsidiaries is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

     FIXED MATURITY SECURITIES -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

     EQUITY SECURITIES -- For publicly traded securities, fair value is determined using prices from an independent pricing source.

     LOANS ON INSURANCE POLICIES -- Fair value for loans on insurance policies is estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

     MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

     OTHER INVESTMENTS -- Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

     SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

     CASH AND CASH EQUIVALENTS -- The carrying amounts equal fair value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
     ACCRUED INVESTMENT INCOME -- Fair value equals book value.

     ACCUMULATED CONTRACT VALUES -- Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

     COMMITMENTS -- The estimated fair value of commitments approximates carrying value because the fees currently charged for these arrangements and the underlying interest rates approximate market.

Estimated fair values are as follows:

                                                                        DECEMBER 31
                                                        --------------------------------------------
                                                                1998                    1997
                                                        --------------------    --------------------
                                                        CARRYING      FAIR      CARRYING      FAIR
                                                         AMOUNT      VALUE       AMOUNT      VALUE
                                                        --------    --------    --------    --------
Financial assets:
  Fixed maturity securities
     Held to maturity...............................    $586,419    $620,543    $754,581    $792,856
     Available for sale.............................     484,491     484,491     479,990     479,990
  Equity securities.................................     121,905     121,905     108,744     108,744
  Loans on insurance policies.......................      29,047      30,332      70,638      63,356
  Mortgage loans on real estate.....................     222,151     238,006     228,709     240,583
  Other investments.................................      23,901      28,391      22,717      32,466
  Short-term investments............................       1,341       1,341         655         655
  Cash and cash equivalents.........................      79,019      79,019      83,139      83,139
  Accrued investment income.........................      20,104      20,104      25,186      25,186
Financial liabilities:
  Accumulated contract values excluding amounts held
     under insurance contracts......................     783,275     786,152     764,505     764,998

10. SUBSEQUENT EVENT

In September, 1998, Ameritas and Acacia Life Insurance Company (Acacia) agreed in principle that all of Acacia Financial Group, Ltd.'s (the stock holding company of Acacia) outstanding common stock, would be acquired by Ameritas Holding Company in a business combination accounted for as a pooling of interests. This merger became effective January 1, 1999. In addition the members interest in Acacia Mutual Holding Corporation were merged with those of Ameritas Mutual Insurance Holding Company. Concurrently, the name was changed to Ameritas Acacia Mutual Holding Company. Historical financial information presented in future reports will be restated to included the financial information of the merged companies.

The following summarized unaudited data gives effect to the acquisition as if the combination had been consummated. The most current combined financial information available is as of September 30, 1998.

                                                                SEPTEMBER 30,    DECEMBER 31,
                                                                    1998             1997
                                                                -------------    ------------
Assets......................................................     $6,049,266       $5,740,880

                                                                                     YEARS ENDED
                                                           FOR THE NINE MONTH        DECEMBER 31
                                                              PERIOD ENDED       --------------------
                                                           SEPTEMBER 30, 1998      1997        1996
                                                           ------------------    --------    --------
Income.................................................         $619,170         $721,568    $664,578
Net Income.............................................         $ 39,363         $ 62,341    $ 44,505

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements:

The financial statements of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B.

Ameritas Life Insurance Corp. Separate Account LLVA:


- Statement of Net Assets as of December 31, 1998.



- Statements of Operations for the years ended December 31, 1998 and 1997.



- Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.



- Notes to Financial Statements for the years ended December 31, 1998 and 1997.


Ameritas Life Insurance Corp.:


- Consolidated Balance Sheets as of December 31, 1998 and 1997.



- Consolidated Statements of Operations for the years ended December 31, 1998, 1997 and 1996.



- Consolidated Statements of Comprehensive Income for the years ended December 31, 1998, 1997 and 1996.



- Consolidated Statements of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996.



- Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996.



- Notes to the Consolidated Financial Statements for the years ended December 31, 1998, 1997 and 1996.


All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

b) Exhibits



EXHIBIT
NUMBER                        DESCRIPTION OF EXHIBIT
-------                       ----------------------
(1)        Resolution of Board of Directors of Ameritas Life Insurance
           Corp. establishing Ameritas Life Insurance Corp. Separate
           Account LLVA.*
(2)        Not applicable.
(3)(a)     Principal Underwriting Agreement.**
(3)(b)     Form of Selling Agreement.*
(4)        Form of Variable Annuity Contract.****
(5)        Form of Application for Variable Annuity Contract.***
(6)(a)     Certificate of Incorporation of Ameritas Life Insurance
           Corp.*
(6)(b)     Bylaws of Ameritas Life Insurance Corp.*
(7)        Not applicable.
(8)(a)     Participation Agreement.*
(8)(b)     Proposed Participation Agreement.*
(8)(c)     Proposed Participation Agreement**
(8)(d)     Proposed Participation Agreement**
(8)(e)     Proposed Participation Agreement (to be filed).
(9)        Opinion and consent of Donald R. Stading.
(10)(a)    Independent Auditors' Consent (to be filed).
(11)       No financial statements are omitted from Item 23.
(12)       Not applicable.
(13)       Not applicable.


---------------
* Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on June 7, 1996.

** Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on October 3, 1996.


*** Incorporated by reference to the Pre-Effective Amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on November 20, 1996.



**** Incorporated by reference to the Post-Effective Amendment No. 3 for
     Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on February 27, 1998.




--------------------------------------------------------------------------------

2   NLVA

--------------------------------------------------------------------------------

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

       NAME AND PRINCIPAL
        BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
       ------------------                    -----------------------------------
    Lawrence J. Arth*........    Director, Chairman of the Board and Chief Executive Officer
    Kenneth C. Louis*........    Director, President and Chief Operating Officer
    Donald R. Stading*.......    Senior Vice President, Secretary and Corporate General
                                 Counsel
    Jon C. Headrick*.........    Executive Vice President-Investments and Treasurer
    James P. Abel**..........    Director
    Duane W. Acklie**........    Director
    Haluk Ariturk*...........    Executive Vice President -- Ameritas Acacia Shared Services
                                 Center
    Robert C. Barth*.........    Vice President and Controller
    Edward M. Beller*........    Vice President -- Individual Administration and Chief
                                 Underwriter
    Eldon Bohmont*...........    Vice President -- Individual Client Services
    Roxann Brennfoerder*.....    Vice President -- Group Administration, Underwriting and
                                 Compliance
    Wayne E. Brewster*.......    Vice President -- Variable Sales
    Jan M. Connolly*.........    Senior Vice President -- Operations, Planning and Quality
    William W. Cook, Jr.**...    Director
    Gerald B. Dimon*.........    Vice President -- Human Resources
    Bert A. Getz**...........    Director
    William R. Giovanni*.....    Senior Vice President, President and Chief Executive
                                 Officer -- Ameritas Investment Corp.
    Lori S. Gohde*...........    Vice President -- Group Business Development and Planning
    B. Douglas Gritton*......    Vice President -- Individual Agency Distribution
    Arnold D. Henkel*........    Vice President -- Pensions
    Thomas D. Higley*........    Vice President and Financial Operations
    Leslie D. Inman*.........    Vice President -- Group Marketing and Training
    Michael Jaskolka*........    Vice President -- Information Services
    Marty L. Johnson*........    Second Vice President -- Individual Underwriting
    Kenneth R. Jones*........    Vice President -- Corporate Compliance and Assistant
                                 Secretary
    James R. Knapp**.........    Director
    Norman M. Krivosha*......    Executive Vice President -- Legal and Governmental Affairs
    Robert F. Krohn**........    Director
    Robert G. Lange*.........    Vice President and General Counsel -- Insurance and
                                 Assistant Secretary
    William W. Lester*.......    Vice President-Securities
    Wilfred J. Maddux**......    Director
    JoAnn M. Martin*.........    Senior Vice President and Chief Financial Officer
    David C. Moore*..........    President -- Group Division
    William W. Nelson*.......    Vice President -- Group Claims and Consultant Review
    Dale K. Niebuhr*.........    Second Vice President -- Audit Services
    Donald W. Parker*........    Second Vice President -- Accounting and Assistant Controller
    Gary R. Raymond*.........    Vice President -- Group Actuary
    Todd W. Reimers*.........    Vice President -- Group Field Sales


--------------------------------------------------------------------------------

                                                                       NLVA    3

--------------------------------------------------------------------------------



       NAME AND PRINCIPAL
        BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
       ------------------                    -----------------------------------
    Barry C. Ritter*.........    Senior Vice President -- Information Services
    Mary H. Rutford*.........    Second Vice President -- Accounting
    Paul C. Schorr, III**....    Director
    William C. Smith**.......    Director
    Neal E. Tyner**..........    Director
    Kenneth L. VanCleave*....    Vice President -- Group Managed Care and Partnering
    Richard W. Vautravers*...    Senior Vice President and Corporate Actuary
    Winston J. Wade**........    Director
    Jon B. Weinberg*.........    Vice President -- Mortgage Loans and Real Estate
    Steven L. Welton*........    Vice President-Individual Marketing
    Russell J. Wiltgen*......    Vice President -- Individual Product Management


---------------
* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510

** Principal address for: James P. Abel, NEBCO, Inc., P.O. Box 80268, Lincoln,
   Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Bert A. Getz, Globe Corporation, Scottsdale Spectrum, 6730 N. Scottsdale Road, Suite 250, Scottsdale, Arizona 85253; James R. Knapp, The Brookhollow Group, 535 Anton Boulevard, Suite 100, Costa Mesa, California 92626; Robert F. Krohn, PSI Group, Inc., 10011 "J" Street, Omaha, Nebraska 68127; Wilfred J. Maddux, Maddux Cattle Company, P.O. Box 217, Wauneta, Nebraska 69045; Paul C. Schorr, III, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505, William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508; Neal E. Tyner, NET Consultants, 6940 "O" Street, Suite 324, Lincoln, Nebraska 68510; Winston J. Wade, c/o PMI-USW 843-1, P.O. Box 311, Mendham, New Jersey 07945.



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4   NLVA

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ITEM 26

The depositor, Ameritas Life Insurance Corp., is a stock life insurance company domiciled in Nebraska. The Registrant is a segregated asset account of Ameritas Life Insurance Corp.

The following chart indicates the persons controlled by or under common control with Ameritas Life Insurance Corp.:

                                     [LOGO]

(OMITTED CHART SHOWS AMERITAS ORGANIZATION: AMERITAS ACACIA MUTUAL HOLDING COMPANY IS AT THE UPPERMOST TIER; AMERITAS HOLDING COMPANY IS AT THE SECOND TIER; THIRD TIER ENTITIES ARE: AMERITAS LIFE INSURANCE CORP. WITH ITS SEPARATE ACCOUNTS AND ACACIA LIFE INSURANCE COMPANY: THE FOURTH TIER COMPANIES ARE:
AMERITAS INVESTMENT ADVISORS, INC., AMERITAS MANAGED DENTAL PLAN, INC., FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK, PATHMARK ASSURANCE COMPANY, VERITAS CORP., AND AMAL CORPORATION; FIFTH TIER COMPANIES, WHICH ARE OWNED BY AMAL CORPORATION, ARE AMERITAS INVESTMENT CORP. AND AMERITAS VARIABLE LIFE INSURANCE COMPANY WITH ITS SEPARATE ACCOUNTS.)


All entities are Nebraska entities, except First Ameritas Life Insurance Corp. of New York, which is a New York entity, Ameritas Managed Dental Plan, Inc., which is a California entity, and Acacia Life Insurance Company, which is a District of Columbia entity.


All entities are wholly owned by the person immediately controlling it, except AMAL Corporation, a holding company, which is jointly owned by Ameritas Life Insurance Corp., which owns a majority interest in AMAL Corporation, and AmerUs Life Insurance Company, which owns a minority interest in AMAL Corporation.

AMAL Corporation is a holding company. Veritas is a marketing agency. Pathmark Assurance Company is an insurance company.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of December 31, 1998, there were 188 contractowners.


ITEM 28. INDEMNIFICATION

Ameritas Life Insurance Corp.'s By-laws provide as follows:

"The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amounts paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of


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                                                                       NLVA    5
his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL. Ameritas Investment Corp. also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.


Lawrence J. Arth*             Director and Chairman of the Board
Kenneth C. Louis*             Director, Senior Vice President
Gary R. McPhail**             Director, Senior Vice President
Norman M. Krivosha*           Secretary and General Counsel
William R. Giovanni*          Director, President and Chief Executive Officer
Michael G. Fraizer**          Director
Thomas C. Godlasky**          Director
Billie B. Beavers***          Senior Vice President
Thomas C. Bittner*            Vice President-Marketing and Administration
Alan R. Eveland*              Vice President-Public Finance
James R. Fox***               Senior Vice President
Cynthia Susan Hahn*           Vice President-Trading and Institutional Sales
Jon C. Headrick*              Treasurer
Michael P. Heaton***          Senior Vice President
William J. Janssen*           Vice President -- Retail Sales Manager
Kenneth R. Jones*             Vice President-Corporate Compliance and Assistant Secretary
Bruce D. Lefler***            Vice President
Robert W. Morrow*             Vice President
John V. Scheer*               Vice President Sales Manager -- AIC / Ameritas
Michael E. Shoemaker*         Vice President -- Fixed Income Trading & Underwriting


 6   NLVA

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     Michael VanHorne***           Senior Vice President
     Janell D. Winsor*             Vice President-Retail Sales Manager



---------------
* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.

*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c)

                                     NET UNDERWRITING   COMPENSATION
        NAME OF PRINCIPAL             DISCOUNTS AND          ON           BROKERAGE
          UNDERWRITER(1)              COMMISSIONS(2)    REDEMPTION(3)   COMMISSIONS(4)   COMPENSATION(5)
        -----------------            ----------------   -------------   --------------   ---------------
Ameritas Investment Corp.              $     7,569           $0             $     0          $  2,560

---------------
     (2)+(4)+(5) = Gross variable annuity compensation received by AIC.

     (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

     (4) = Sales compensation received by AIC for retail sales.

     (5) = Sales compensation received by AIC and retained as underwriting fee.

ITEM 30. LOCATION OF SEPARATE ACCOUNT AND RECORDS

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

d) The Registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403(b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


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                                                                       NLVA    7

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of February, 1999.

                                                   AMERITAS LIFE INSURANCE CORP.
                                               SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor


Attest: /s/ DONALD R. STADING                  By: /s/ LAWRENCE J. ARTH
        -------------------------------------      -----------------------------------------
                    Secretary                              Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Life Insurance Corp. on the dates indicated.

                  SIGNATURE                                   TITLE                       DATE
                  ---------                                   -----                       ----
/s/ LAWRENCE J. ARTH                           Director, Chairman of the Board and  February 26, 1999
---------------------------------------------        Chief Executive Officer
Lawrence J. Arth

/s/ KENNETH C. LOUIS                              Director, President and Chief     February 26, 1999
---------------------------------------------           Operating Officer
Kenneth C. Louis

/s/ DONALD R. STADING                           Senior Vice President, Secretary    February 26, 1999
---------------------------------------------     and Corporate General Counsel
Donald R. Stading

/s/ JON C. HEADRICK                                      Executive Vice             February 26, 1999
---------------------------------------------  President-Investments and Treasurer
Jon C. Headrick

/s/ JOANN M. MARTIN                             Senior Vice President-Controller    February 26, 1999
---------------------------------------------      and Chief Financial Officer
JoAnn M. Martin

/s/ JAMES P. ABEL                                           Director                February 26, 1999
---------------------------------------------
James P. Abel

/s/ DUANE W. ACKLIE                                         Director                February 26, 1999
---------------------------------------------
Duane W. Acklie

/s/ WILLIAM W. COOK, JR.                                    Director                February 26, 1999
---------------------------------------------
William W. Cook, Jr.

/s/ BERT A. GETZ                                            Director                February 26, 1999
---------------------------------------------
Bert A. Getz


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                  SIGNATURE                                   TITLE                       DATE
                  ---------                                   -----                       ----
/s/ JAMES R. KNAPP                                          Director                February 26, 1999
---------------------------------------------
James R. Knapp

/s/ ROBERT F. KROHN                                         Director                February 26, 1999
---------------------------------------------
Robert F. Krohn

/s/ WILFRED J. MADDUX                                       Director                February 26, 1999
---------------------------------------------
Wilfred J. Maddux

/s/ PAUL C. SCHORR III                                      Director                February 26, 1999
---------------------------------------------
Paul C. Schorr, III

/s/ WILLIAM C. SMITH                                        Director                February 26, 1999
---------------------------------------------
William C. Smith

/s/ NEAL E. TYNER                                           Director                February 26, 1999
---------------------------------------------
Neal E. Tyner

/s/ WINSTON J. WADE                                         Director                February 26, 1999
---------------------------------------------
Winston J. Wade


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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999 REGISTRATION NO. 333-5529
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                  EXHIBITS TO


                         POST-EFFECTIVE AMENDMENT NO. 4

                                       TO
                                    FORM N-4
                             ---------------------
                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVA

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                                 EXHIBIT INDEX


EXHIBIT                                                                  PAGE
-------                                                                  ----
(6)(b)     Bylaws of Ameritas Life Insurance Corp.
   (9)     Opinion and consent of Donald R. Stading


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